Master Premier Institutional Fund

Schedule of Investments

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
U.S. Government Agency Issues --- 0.5%
Federal Home Loan Banks	$20,000,000	5.38%	02/15/07	$20,005,506
Freddie Mac	70,000,000	4.25	02/28/07	70,005,451
Total U.S. Government Agency Issues
(Cost $90,010,957)				90,010,957
Certificates of Deposit --- 0.4%
Washington	81,000,000	5.33	02/16/07	81,000,000
Mutual Bank
Total Certificates of Deposit
(Cost $81,000,000)				81,000,000
Euro Certificates of Deposit --- 2.5%
Societe Generale	500,000,000	5.27	05/11/07	500,000,000
Total Euro Certificates of Deposit
(Cost $500,000,000)				500,000,000
Yankee Certificates of Deposit --- 14.2%
Banco Bilbao Vizcaya	100,000,000	5.31	04/10/07	99,984,000
Argentaria S.A., NY	25,000,000	5.26	04/11/07	24,986,500
Bank of	200,000,000	5.32	02/02/07	199,999,996
Ireland	100,000,000	5.32	02/05/07	100,000,000
	74,350,000	5.30	03/08/07	74,350,000
Barclays Bank Plc	100,000,000	5.33	02/14/07	100,000,000
	300,000,000	5.30	04/05/07	299,946,000
	140,000,000	5.31	04/09/07	139,977,600
	150,000,000	5.31	04/17/07	149,974,500
BNP Paribas, NY	187,000,000	5.31	04/30/07	186,994,390
	311,000,000	5.35	07/30/07	310,987,560
Citibank New York, N.A.	100,000,000	5.32	02/22/07	100,000,000
HBOS Treasury	105,000,000	5.41	02/23/07	105,000,312
Services, Plc
Industrial Bank	158,000,000	5.33	02/26/07	158,000,000
of Japan LTD	270,000,000	5.33	02/28/07	270,000,000
Norinchukin Bank	186,880,000	5.32	04/27/07	186,878,131
New York, N.A.
Washington	142,000,000	5.33	02/16/07	142,000,000
Mutual Bank	183,390,000	5.32	04/16/07	183,366,159
Total Yankee Certificates of Deposit
(Cost $2,832,620,308)				2,832,445,148
Bank Notes ---Variable Rate --- 1.2%
Bank of	240,000,000	5.32	02/23/07	240,000,000
America, N.A.
Total Bank Notes ---Variable Rate
(Cost $240,000,000)				240,000,000
Corporate Notes ---Variable Rate --- 10.5%
Arkle Master	49,500,000	5.30	11/17/07	49,500,000
Issuer Plc (b)
Arlo III Limited,	100,000,000	5.48	09/28/07	100,000,000
Series 2004 Notes (b)
ASIF Global	118,000,000	5.34	10/23/07	118,011,210
Financing XXX (b)
Bank of Ireland (b)	53,800,000	5.32	10/19/07	53,802,636
Fifth Third Bank (b)	300,000,000	5.30	10/22/07	300,015,000
Hartford Life	20,000,000	5.39	10/01/07	20,000,000
Insurance Company
HSBC Finance	247,000,000	5.35	10/23/07	247,054,093
Inc.
Lehman Brothers	150,000,000	5.38	09/21/07	150,026,700
Holdings Inc.

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
Corporate Notes ---Variable Rate (concluded)
Metropolitan	$108,000,000	5.41%	10/15/07	$108,072,360
Life Global	125,500,000	5.33	11/06/07	125,518,825
Funding I (b)
Northern	215,000,000	5.42	10/08/07	215,084,710
Rock Plc (b)
Premium Asset	150,000,000	5.38	09/14/07	149,974,950
Trust, Series
2004-1 (b)
Racers Series	140,000,000	5.52	02/08/07	140,000,000
2004-1-MM
Trust Certificates (b)
Skandinaviska	200,000,000	5.31	10/09/07	200,041,800
Enskilda
Banken AB (b)
Westpac	124,000,000	5.36	10/11/07	124,001,984
Banking Corp. (b)
Total Corporate Notes ---Variable Rate
(Cost $2,100,800,000)				2,101,104,268
Medium Term Notes ---Variable Rate --- 3.7%
Australia	49,720,000	5.34	12/28/07	49,720,000
New Zealand Banking (b)
Cullinan	250,000,000	5.28	08/15/07	249,975,000
Finance Corp. (b)	100,000,000	5.28	03/26/07	99,998,583
Holmes Master	50,000,000	5.32	10/15/07	50,000,000
Issuer Plc
Premier Asset	49,000,000	5.34	05/15/07	49,000,049
Collateralized
Entity LLC (b)
Sigma Finance	200,000,000	5.32	09/26/07	199,975,600
Inc. (b)
Skandinaviska	47,000,000	5.34	01/08/08	46,996,898
Enskilda Banken AB (b)
Total Medium Term Notes ---Variable Rate
(Cost $745,692,421)				745,666,130
Master Notes ---Variable Rate ---5.3%
GE Life and Annuity	50,000,000	5.40	10/01/07	50,000,000
Assurance Co. (a)	50,000,000	5.40	11/01/07	50,000,000
Hartford Life	50,000,000	5.39	01/01/08	50,000,000
Insurance Co. (a)
ING USA Annuity	90,000,000	5.43	02/23/08	90,000,000
& Life Insurance
Co. (a)
JP Morgan	360,000,000	5.32	02/09/07	360,000,000
Chase & Co. (a)
Metropolitan	210,000,000	5.37	09/04/07	210,000,000
Life Insurance
Company (a)
New York Life	220,000,000	5.45	10/15/07	220,000,000
Insurance
Company (a)
Travelers	35,000,000	5.37	03/01/07	35,000,000
Insurance
Company (The) (a)
Total Master Notes ---Variable Rate
(Cost $1,065,000,000)				1,065,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2007

Master Premier Institutional Fund

Schedule of Investments

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
Extendable Commercial Notes --- 1.2%
BankAmerica	$58,000,000	5.25%	02/21/07	$57,830,833
Credit Card Trust	185,000,000	5.26	04/25/07	182,765,200
Total Extendable Commercial Notes
(Cost $240,589,430)				240,596,033
Commercial Paper --- 45.8%
Amstel	95,000,000	5.25	04/23/07	93,875,200
Funding Corp.
Aspen	43,000,000	5.24	04/23/07	42,490,880
Funding Corp.
Atlas Capital	69,000,000	5.25	04/04/07	68,374,170
Fund Ltd
Atomium	109,477,000	5.25	04/03/07	108,499,370
Funding Corp.
Banco Bilbao	100,000,000	5.25	04/17/07	98,904,000
Vizcaya
Bank of Ireland	160,185,000	5.24	04/19/07	158,382,919
BankAmerica	150,000,000	5.24	04/03/07	148,663,500
Corporation	300,000,000	5.24	04/24/07	296,406,000
Bear Stearns	50,000,000	5.25	02/12/07	49,919,792
Company Inc.
Beethoven	21,000,000	5.25	03/01/07	20,914,250
Funding Corp.
Beta	60,000,000	5.26	02/16/07	59,868,500
Finance Inc.	50,000,000	5.26	02/28/07	49,802,938
Bryant Park	40,536,000	5.25	04/25/07	40,041,461
Funding LLC
Cancara Asset	32,500,000	5.26	02/16/07	32,428,771
Securitization	160,396,000	5.24	03/12/07	159,485,485
	85,652,000	5.25	04/27/07	84,588,202
CC (USA) Inc.	40,050,000	5.26	02/14/07	39,973,927
Charta	28,000,000	5.27	02/02/07	27,995,901
Corporation	125,000,000	5.25	02/07/07	124,890,625
	125,000,000	5.25	02/28/07	124,507,813
CIT Group Inc.	38,000,000	5.24	04/26/07	37,533,740
Citibank Credit	204,800,000	5.25	04/12/07	202,704,896
Card Issuer	250,000,000	5.26	04/18/07	247,225,000
	125,000,000	5.26	04/20/07	123,575,000
Citigroup	175,000,000	5.26	02/22/07	174,463,042
Funding	53,000,000	5.26	03/01/07	52,783,377
Inc.	225,000,000	5.25	03/22/07	223,392,187
	197,000,000	5.25	04/09/07	195,083,190
Concord Minute	174,501,000	5.26	02/14/07	174,169,545
Capital Company	131,743,000	5.24	04/12/07	130,386,047
	52,854,000	5.26	02/15/07	52,745,884
Concord	28,200,000	5.29	02/06/07	28,179,281
Minuteman	26,000,000	5.28	02/26/07	25,904,667
CRC	35,325,000	5.27	02/20/07	35,319,829
Funding	100,000,000	5.25	02/09/07	99,883,333
LLC	92,000,000	5.23	04/19/07	90,964,080
Cullinan	97,500,000	5.25	02/02/07	97,485,781
Finance Ltd
DepfaBank Plc	125,000,000	5.25	02/22/07	124,617,188
	300,000,000	5.24	04/10/07	297,036,000
	61,000,000	5.24	04/18/07	60,326,560
Dexia	150,000,000	5.24	04/05/07	148,627,500
Delaware LLC

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
Commercial Paper --- (concluded)
Five Finance	$40,000,000	5.26%	02/15/07	$39,918,179
Inc.
General Electric	107,000,000	5.25	02/15/07	106,781,542
Capital Services
HBOS Treasury	183,350,000	5.23	03/09/07	182,391,996
Services Plc	275,000,000	5.23	03/12/07	273,443,385
	200,000,000	5.24	04/18/07	197,792,000
K2 (USA) LLC	93,400,000	5.26	02/13/07	93,236,239
Lake Constance	106,000,000	5.27	02/14/07	105,798,276
Funding, LLC	50,000,000	5.25	03/12/07	49,715,625
Landale	111,000,000	5.26	02/15/07	110,772,943
Funding, LLC
Lexington Parker	92,003,000	5.26	02/08/07	91,908,901
Capital Corp.	126,500,000	5.24	04/05/07	124,953,327
Lockhart	109,949,000	5.29	02/05/07	109,884,374
Funding, LLC
Mane	42,378,000	5.25	03/16/07	42,112,255
Funding Corp.
Mont Blanc	100,000,000	5.26	02/15/07	99,795,444
Capital Corp.
Nationwide	200,000,000	5.25	02/02/07	199,970,834
Building Society	146,600,000	5.26	03/15/07	145,700,365
Norddeutsche	50,000,000	5.25	02/05/07	49,970,833
Landenbank	130,000,000	5.25	04/04/07	128,822,200
LU	100,000,000	5.24	04/18/07	98,890,000
	50,000,000	5.24	04/20/07	49,430,000
Nordea	200,000,000	5.23	04/11/07	197,984,000
North America Inc.
Ranger Funding	82,507,000	5.26	03/13/07	82,025,251
Co., LLC
San Paolo US	35,000,000	5.25	02/28/07	34,862,188
Santander Finance	190,000,000	5.23	04/10/07	188,111,400
Delaware Inc.	125,540,000	5.20	07/23/07	122,401,500
Scaldis	138,339,000	5.24	02/20/07	137,956,416
& Scaldis	105,960,000	5.25	03/26/07	105,141,017
Sigma	16,000,000	5.25	02/27/07	15,939,333
Finance Inc.
Silver Tower	115,000,000	5.23	03/06/07	114,448,671
US Funding, LLC
Skandinaviska	60,900,000	5.21	07/25/07	59,359,839
Enskilda Banken
Societe Generale	270,000,000	5.24	04/12/07	267,254,100
North America Inc.	94,410,000	5.20	07/23/07	92,062,967
Solitaire	103,350,000	5.25	02/27/07	102,958,131
Funding LLC	75,000,000	5.25	04/25/07	74,090,250
Svenska	233,534,000	5.24	04/19/07	230,920,754
Handelsbanken
Sydney Capital Inc.	76,000,000	5.26	02/14/07	75,855,642
Finance Inc.
Thames Asset	40,000,000	5.25	03/12/07	39,772,500
Global Securities Inc.	41,201,000	5.25	04/05/07	40,819,067
UBS Financial	200,000,000	5.24	04/20/07	197,734,000
Del Corp.
Westpac	70,000,000	5.25	02/07/07	69,938,750
Banking Corp.	100,000,000	5.24	04/12/07	98,983,000
Zela Finance Inc.	45,000,000	5.25	04/27/07	44,444,250
Total Commercial Paper
(Cost $9,147,264,954)				9,146,771,575

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2007

Master Premier Institutional Fund

Schedule of Investments

		Face	Interest	Maturity
Issue		Amount	Rate*	Date	Value
Commercial Paper --- Variable Rate --- 1.7%
Morgan		$41,000,000	5.30%	05/16/07	$41,000,000
Stanley		300,000,000	5.30	05/30/07	300,000,000
Total Commercial Paper--- Variable Rate
(Cost $341,000,000)					341,000,000
Time Deposits --- 4.6%
SunTrust Bank,		922,412,000	5.28	02/01/07	922,412,000
Cayman
Total Time Deposits
(Cost $922,412,000)					922,412,000
Face
Amount	Issue				Value
Repurchase Agreements --- 8.2%
$250,000,000			Barclays Capital Inc., purchased on
01/31/07 to yield 5.36% to 02/01/07					$250,000,000
350,000,000			Deutsche Bank Securities Inc., purchased on
01/31/07 to yield 5.36% to 02/01/07					350,000,000
400,000,000			Goldman Sachs & Company, purchased on
01/31/07 to yield 5.41% to 02/01/07					400,000,000
300,000,000			HSBC Securities (USA) Inc., purchased on
01/31/07 to yield 5.37% to 02/01/07					300,000,000
325,000,000			JP Morgan Securities Inc., purchased on
01/31/07 to yield 5.41% to 02/01/07					325,000,000
Total Repurchase Agreements
(Cost $1,625,000,000)					1,625,000,000
Total Investments --- 99.8%
(Cost $19,931,390,070)					19,931,006,111
Other Assets in Excess of
Liabilities---0.2%					43,180,760
Net Assets					$19,974,186,871

Note --- Costs for federal income tax purposes are the same as those shown above. At January 31, 2007, net unrealized depreciation amounted to $383,959 and is comprised of $374,706 in appreciation and $758,665 in depreciation.

*

Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities --- Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost

GE Life and Annuity Assurance Co.
5.40%, 10/01/07 ..............................	10/02/06	$ 50,000,000
5.40%, 11/01/07 ..............................	11/01/06	$ 50,000,000

Hartford Life Insurance Co.
5.39%, 11/01/08 ..............................	12/01/06	$ 50,000,000

ING USA Annuity and Life Insurance Co.
5.43%, 02/23/08 ..............................	01/23/07	$ 90,000,000

J.P. Morgan Chase & Co.
5.32%, 02/09/07 ..............................	05/16/06	$ 360,000,000

Metropolitan Life Insurance Co.
5.37%, 09/04/07 ..............................	09/01/06	$ 210,000,000

New York Life Insurance Co.
5.45%, 10/15/07 ..............................	10/18/06	$ 87,000,000
5.45%, 10/15/07 ..............................	11/16/06	$ 96,000,000
5.45%, 10/15/07 ..............................	12/06/06	$ 37,000,000

Travelers Insurance Co. (The)
5.37%, 03/01/07 ..............................	03/01/06	$35,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,065,000,000 or 5.3% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $2,379,689,605 or 11.9% of net assets.

(c)	Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investments Company Act of 1940) are as follows:

		Dividend/
	Net	Interest
Affiliate	Activity	Income
Merrill Lynch Liquidity Series, LLC
Money Market Series .........................................................	---	$54,142

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2007

Master Institutional Fund

Schedule of Investments

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
U.S. Government & Agency Issues --- 2.6%
U.S. Treasury Notes	$18,000,000	4.38%	01/31/08	$17,880,462
Fannie Mae	10,000,000	3.18	03/28/07	9,976,825
	15,881,000	3.13	05/04/07	15,793,385
	14,965,000	3.38	09/07/07	14,796,524
	14,000,000	4.38	09/07/07	13,919,794
	25,000,000	4.88	01/11/08	24,905,600
	30,000,000	4.88	01/11/08	29,886,720
	14,200,000	4.96	02/08/08	14,155,952
Federal Home Loan Banks	11,130,000	5.38	02/15/07	11,133,064
	25,000,000	3.75	03/07/07	25,000,000
	12,870,000	3.00	04/26/07	12,799,614
	10,000,000	4.00	06/22/07	9,948,940
	15,000,000	4.00	07/13/07	14,924,565
	18,000,000	4.00	09/07/07	17,949,996
	21,000,000	4.25	09/26/07	20,856,444
	7,000,000	4.56	10/18/07	6,963,684
	8,250,000	3.50	11/27/07	8,133,007
	11,865,000	3.40	02/06/08	11,648,143
Freddie Mac	30,000,000	4.25	02/28/07	30,002,336
	19,000,000	2.50	05/24/07	18,834,301
	10,000,000	3.00	09/18/07	9,858,800
	25,750,000	4.45	09/28/07	25,608,581
	25,000,000	4.60	10/05/07	24,882,625
	15,000,000	4.63	10/05/07	14,932,530
	9,445,000	4.63	10/05/07	9,402,516
	25,000,000	4.73	10/19/07	24,899,300
	24,000,000	4.75	10/24/07	23,892,456
	11,300,000	4.75	10/24/07	11,249,365
Total U.S. Government & Agency Issues
(Cost $475,710,729)				474,235,529
Certificates of Deposit --- 0.1%
Citibank New York, N.A.	25,000,000	5.31	04/03/07	24,999,500
Total Certificates of Deposit
(Cost $25,000,000)				24,999,500
Euro Certificates of Deposit --- 1.5%
Alliance & Leceister plc	100,000,000	5.26	04/10/07	99,946,000
Caylon	75,000,000	5.04	02/21/07	75,000,000
	75,000,000	5.08	02/26/07	75,000,000
Societe Generale	25,000,000	5.36	05/16/07	24,988,250
Total Euro Certificates of Deposit
(Cost $275,000,896)				274,934,250
Yankee Certificates of Deposit --- 12.0%
Banco Bilbao Vizcaya	100,000,000	5.31	04/10/07	99,984,000
Argentaria S.A., NY	50,000,000	5.26	04/11/07	49,973,000
Barclays Bank Plc	325,000,000	5.33	03/27/07	325,000,000
	110,000,000	5.31	04/09/07	109,982,400
	100,000,000	5.31	04/17/07	99,983,000
BNP Paribas, NY	100,000,000	5.35	07/30/07	99,996,000
Credit Suisse, NY	200,000,000	5.31	04/10/07	199,966,000
HBOS Treasury	115,000,000	5.41	02/23/07	115,000,342
Services, Plc	100,000,000	5.15	03/27/07	100,000,000
Industrial Bank	145,000,000	5.33	02/26/07	145,000,000
of Japan LTD	242,000,000	5.33	02/28/07	242,000,000
SwedBank	75,000,000	5.20	03/30/07	74,999,859
Toronto-Dominion	150,000,000	5.49	02/05/07	150,000,000
Bank, NY	55,000,000	5.43	06/08/07	55,008,250

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
Yankee Certificates of Deposit --- (concluded)
Washington	$195,000,000	5.33%	02/16/07	$195,000,000
Mutual Bank	160,070,000	5.32	04/16/07	160,049,191
Total Yankee Certificates of Deposit
(Cost $2,222,071,120)				2,221,942,042
Yankee Certificates of Deposit ---Variable Rate --- 1.0%
Barclays Bank Plc	100,000,000	5.28	07/05/07	99,993,781
Caylon, NY	74,000,000	5.33	09/13/07	73,998,520
Total Yankee Certificates of Deposit---Variable Rate
(Cost $173,983,411)				173,992,301
Bank Notes ---Variable Rate --- 1.8%
Bank of	18,000,000	5.31	03/20/07	18,000,000
America, N.A.	315,000,000	5.31	08/14/07	315,000,000
Total Bank Notes ---Variable Rate
(Cost $333,000,000)				333,000,000
Corporate Notes ---Variable Rate --- 4.8%
ANZ	125,000,000	5.32	10/08/07	125,006,625
National (b)
ASIF Global	35,000,000	5.34	10/23/07	35,003,325
Financing XXX (b)
Bank of Ireland (b)	30,200,000	5.32	10/19/07	30,201,480
Canadian	100,000,000	5.40	10/15/07	99,981,000
Imperial
General Electric	100,000,000	5.41	10/17/07	100,081,400
Capital Corp
Goldman Sachs	122,500,000	5.37	09/14/07	122,554,268
Group, Inc (b)
HSBC Finance	91,000,000	5.35	10/23/07	91,019,929
Inc.
Metropolitan	28,000,000	5.41	10/15/07	28,018,760
Life Global	37,500,000	5.33	11/06/07	37,505,625
Funding I (b)
Nationwide	31,500,000	5.44	10/26/07	31,527,846
Building Society (b)
Northern	56,000,000	5.42	10/08/07	56,022,064
Rock Plc (b)
Skandinaviska	110,000,000	5.31	10/09/07	110,022,990
Enskilda Banken AB (b)
Westpac	25,000,000	5.36	10/11/07	25,000,400
Banking Corp. (b)
Total Corporate Notes ---Variable Rate
(Cost $891,700,000)				891,945,712
Medium Term Notes ---Variable Rate --- 3.4%
Australia	44,605,000	5.34	12/28/07	44,605,000
New Zealand Banking (b)
Lehman Brothers	110,000,000	5.34	06/26/07	110,014,410
Holdings Inc.
Links Finance	125,000,000	5.32	06/05/07	125,003,500
LLC
Sigma Finance	175,000,000	5.31	06/12/07	174,994,750
Inc. (b)
Skandinaviska	43,000,000	5.34	01/08/08	42,997,162
Enskilda Banken AB (b)
Stanfield Victoria	130,000,000	5.32	06/04/07	130,000,260
Funding LLC (b)
Total Medium Term Notes ---Variable Rate
(Cost $627,589,052)				627,615,082

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2007

Master Institutional Fund

Schedule of Investments (continued)

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
Extendable Commercial Notes --- 0.8%
BankAmerica	$49,000,000	5.25%	02/21/07	$48,857,083
Credit Card Trust
Park Sienna	100,430,000	5.29	02/28/07	100,031,544
LLC
Total Extendable Commercial Notes
(Cost $148,888,627)				148,888,627
Master Notes ---Variable Rate ---4.1%
GE Life and Annuity	45,000,000	5.40	10/01/07	45,000,000
Assurance Co. (a)
Hartford Life	80,000,000	5.39	10/01/07	80,000,000
Insurance Co. (a)
ING USA Annuity	30,000,000	5.41	09/18/07	30,000,000
& Life Insurance	100,000,000	5.43	02/23/08	100,000,000
Co. (a)
New York Life	45,000,000	5.37	05/25/07	45,000,000
Insurance	360,000,000	5.45	10/15/07	360,000,000
Company (a)
United of Omaha	100,000,000	5.39	04/30/07	100,000,000
Life Insurance
Company (a)
Total Master Notes ---Variable Rate
(Cost $760,000,000)				760,000,000
Commercial Paper --- 53.8%
Amstel	72,694,000	5.26	02/02/07	72,683,379
Funding Corp.	95,000,000	5.25	04/23/07	93,875,200
Aquinas	125,000,000	5.25	04/19/07	123,590,000
Funding LLC
Atlantic	104,346,000	5.27	02/16/07	104,116,874
Asset Security
Atlantis One	225,009,000	5.27	03/28/07	223,197,365
Funding Corp.
Bank of Ireland	200,000,000	5.24	04/04/07	198,188,000
	139,815,000	5.24	04/19/07	138,242,081
BankAmerica	60,000,000	5.24	04/03/07	59,465,400
Corporation	475,000,000	5.25	04/16/07	469,865,250
Beta	50,000,000	5.26	02/23/07	49,839,431
Finance Inc.	50,000,000	5.26	02/28/07	49,802,937
Cafco, LLC	150,000,000	5.25	02/09/07	149,825,000
Cancara Asset	28,450,000	5.26	02/16/07	28,387,647
Securitization	50,000,000	5.24	03/12/07	49,716,167
	64,202,000	5.25	03/19/07	63,771,312
	45,000,000	5.26	03/28/07	44,638,375
CC (USA) Inc.	35,750,000	5.26	02/14/07	35,682,095
Ciesco Inc.	75,000,000	5.25	02/16/07	74,836,094
Citibank Credit	154,000,000	5.26	04/17/07	152,312,160
Card Issuer	275,000,000	5.26	04/19/07	271,906,250
Citigroup	100,000,000	5.26	02/20/07	99,722,389
Funding	25,000,000	5.26	03/01/07	24,897,819
Inc.	178,000,000	5.25	04/09/07	176,268,060
	150,000,000	5.26	05/16/07	147,736,500
Concord Minute	48,550,000	5.26	02/15/07	48,450,688
Capital Company
Concord	25,000,000	5.29	02/06/07	25,481,265
Minuteman	23,000,000	5.28	02/26/07	22,915,667
CRC Funding LLC	88,222,000	5.28	02/05/07	88,170,243
	100,000,000	5.25	04/05/07	99,078,000

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
Commercial Paper --- (continued)
Cullinan	$88,500,000	5.25%	02/02/07	$88,487,094
Finance Ltd	153,000,000	5.25	03/19/07	151,973,625
Curzon Funding LLC	78,900,000	5.27	03/23/07	78,322,496
DepfaBank Plc	155,000,000	5.25	02/22/07	154,525,312
	40,000,000	5.25	02/23/07	39,871,667
	100,000,000	5.25	04/16/07	98,925,000
	53,205,000	5.24	04/18/07	52,617,617
Dexia	150,000,000	5.24	04/05/07	148,627,500
Delaware LLC
Fairway Finance	97,931,000	5.27	02/26/07	97,572,600
Company, LLC
General Electric	600,000,000	5.23	03/30/07	595,031,500
General Electric	93,000,000	5.25	02/15/07	92,810,125
Capital Services
Grampian Funding	95,000,000	5.25	02/01/07	95,000,000
Limited	256,000,000	5.25	02/02/07	255,962,666
	150,000,000	5.25	02/06/07	149,890,625
	150,000,000	5.23	03/12/07	149,150,125
HBOS Treasury	300,000,000	5.24	04/04/07	297,279,000
Services Plc	150,000,000	5.24	04/05/07	148,627,500
	200,000,000	5.24	04/17/07	197,820,000
Ixis	150,000,000	5.24	04/10/07	148,518,000
	150,000,000	5.24	04/11/07	148,497,000
	20,000,000	5.24	04/13/07	19,793,800
K2 (USA) LLC	85,700,000	5.26	02/13/07	85,549,739
Lake Constance	80,000,000	5.25	03/07/07	79,603,333
Funding, LLC	25,000,000	5.25	03/08/07	24,872,396
	50,000,000	5.25	04/16/07	49,459,000
Landale	100,000,000	5.26	02/15/07	99,795,444
Funding, LLC
Lexington Parker	80,000,000	5.26	02/08/07	79,918,178
Capital Corp.	100,885,000	5.28	02/13/07	100,707,442
Mane	101,341,000	5.25	04/18/07	100,215,101
Funding Corp.
Newport	85,000,000	5.23	04/13/07	84,116,850
Funding Corp.
Nieuw Amsterdam	20,000,000	5.28	02/07/07	19,982,400
Receivables Corp.	100,661,000	5.32	02/09/07	100,541,996
Norddeutsche	50,000,000	5.25	02/05/07	49,970,833
Landenbank	100,000,000	5.25	04/05/07	99,080,000
LU	100,000,000	5.24	04/19/07	98,875,000
Ranger Funding	300,000,000	5.27	02/20/07	299,165,583
Co., LLC
San Paolo US	35,000,000	5.25	02/28/07	34,862,187

Santander Finance	111,695,000	5.20	07/23/07	108,902,625
Delaware Inc.
Scaldis	200,000,000	5.25	03/26/07	198,454,167
& Scaldis	24,700,000	5.25	04/16/07	24,432,252
Sheffield	125,000,000	5.27	02/20/07	124,652,326
Receivables Corp.	100,000,000	5.27	02/23/07	99,677,944
	50,000,000	5.26	03/28/07	49,598,194
Sigma	150,000,000	5.25	02/02/07	149,978,125
Finance Inc.	14,000,000	5.25	02/27/07	13,946,917
Societe Generale	444,650,000	5.24	04/04/07	440,643,703
North America Inc.	230,000,000	5.24	04/12/07	227,660,900
	84,005,000	5.20	07/23/07	81,916,636

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2007

Master Institutional Fund

Schedule of Investments (concluded)

		Face	Interest	Maturity
Issue		Amount	Rate*	Date	Value
Commercial Paper --- (concluded)
Solitaire		$92,600,000	5.25%	02/27/07	$92,248,892
Funding LLC		107,000,000	5.24	04/12/07	105,904,320
Svenska		211,855,000	5.24	04/19/07	209,484,342
Handelsbanken
Thames Asset		36,850,000	5.25	04/05/07	36,508,401
Global Securities Inc.
Westpac		95,000,000	5.25	02/06/07	94,930,729
Banking Corp.		85,000,000	5.25	02/07/07	84,925,625
Total Commercial Paper
(Cost $9,946,598,036)					9,946,564,480
Commercial Paper --- Variable Rate --- 0.5%
Morgan		37,000,000	5.30	05/16/07	37,000,000
Stanley		50,000,000	5.30	05/30/07	50,000,000
Total Commercial Paper--- Variable Rate
(Cost $87,000,000)					87,000,000
Time Deposits --- 2.4%
SunTrust Bank,		446,713,000	5.28	11/01/06	446,713,000
Caymen
Total Time Deposits
(Cost $446,713,000)					446,713,000
Repurchase Agreements --- 10.0%
Face
Amount	Issue				Value
$175,000,000			Barclays Capital Inc., purchased on
01/31/07 to yield 5.36% to 02/01/07					$175,000,000
175,000,000			Citigroup Global Markets Inc., purchased on
01/31/07 to yield 5.41% to 02/01/07					175,000,000
300,000,000			Deutsche Bank Securities Inc., purchased on
01/31/07 to yield 5.26% to 02/01/07					300,000,000
350,000,000			Deutsche Bank Securities Inc., purchased on
01/31/07 to yield 5.36% to 02/01/07					350,000,000
100,000,000			Goldman Sachs & Company, purchased on
01/31/07 to yield 5.38% to 02/01/07					100,000,000
185,000,000			Goldman Sachs & Company, purchased on
01/31/07 to yield 5.41% to 02/01/07					185,000,000
198,000,000			Morgan Stanley & Co., purchased on
01/31/07 to yield 5.27% to 02/01/07					198,000,000
375,000,000			Morgan Stanley & Co., purchased on
01/31/07 to yield 5.36% to 02/01/07					375,000,000
Total Repurchase Agreements
(Cost $1,858,000,000)					1,858,000,000
Total Investments --- 98.8%
(Cost $18,271,254,871)					18,269,830,523
Other Assets in Excess of
Liabilities---1.2%					223,998,037
Net Assets					$18,493,828,560

Note --- Costs for federal income tax purposes are the same as those shown above. At January 31, 2007, net unrealized depreciation amounted to $1,424,348 and is comprised of $411,610 in appreciation and $1,835,958 in depreciation.

*

Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities --- Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost

GE Life and Annuity Assurance Co.
5.41%, 10/01/07 ..............................	10/02/06	$ 45,000,000

Hartford Life Insurance Co.
5.39%, 10/01/07 ..............................	09/01/06	$ 80,000,000

ING USA Annuity and Life Insurance Co.
5.41%, 09/18/07 ..............................	08/18/06	$ 30,000,000
5.43%, 02/23/08 ..............................	01/23/07	$100,000,000

New York Life Insurance Co.
5.37%, 05/25/07 ..............................	05/26/06	$ 45,000,000
5.45%, 10/15/07 ..............................	10/18/06	$ 76,000,000
5.45%, 10/15/07 ..............................	11/16/06	$ 86,000,000
5.45%, 10/15/07 ..............................	12/06/06	$ 198,000,000

United of Omaha Life Insurance Co.
5.39%, 04/30/07 ..............................	04/27/06	$100,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $760,000,000 or 4.1% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $993,460,555 or 5.4% of net assets.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2007

Master Institutional Tax-Exempt Fund

Schedule of Investments

Face
Amount	Issue	Value
Alabama -- 2.7%

$82,000,000	Alabama Housing Finance Auth S/F Mortgage Rev
	(Series H) VRDN 3.67% due 06/01/2009 (a)	$82,000,000
7,500,000	Athens-Limestone County Health Care Auth
	VRDN 3.63% due 05/01/2015 (a)	7,500,000
1,350,000	Birmingham, Alabama Public Parks & Recreation Board Rev
	(YMCA Project) VRDN 3.65% due 06/01/2016 (a)	1,350,000
	Birmingham, Alabama Waterworks & Sewer Board VRDN:
4,795,000	(Eagle 20060132 CL-A) 3.65% due 01/01/2043 (a)	4,795,000
14,145,000	(Floaters - Series 947) 3.66% due 01/01/2033 (a)	14,145,000
30,000,000	Columbia, Alabama IDB Rev (Alabama Power Co.)
	VRDN 3.77% due 11/01/2021 (a)	30,000,000
	Columbia, Alabama IDB PCR (Alabama Power Co. Project) DDN:
21,540,000	(Series A) 3.73% due 05/01/2022 (a)	21,540,000
6,900,000	(Series C) 3.69% due 06/01/2022 (a)	6,900,000
18,400,000	(Series E) 3.76% due 10/01/2022 (a)	18,400,000
35,000,000	Decatur, Alabama IDB Rev VRDN 3.59% due 08/01/2036 (a)	35,000,000
7,250,000	Decatur, Alabama IDB Solid Waste Disposal Rev (Amoco
	Chemical Co. Project) DDN 3.79% due 05/01/2025 (a)	7,250,000
3,700,000	Floater Trust (Series 2006-K-41) Alabama Housing Finance Auth
	VRDN 3.60% due 10/01/2037 (a)	3,700,000
6,810,000	Homewood, Alabama Medical Clinic Board Lease Rev (Lakeshore
	Foundation Project) VRDN 3.70% due 11/01/2024 (a)	6,810,000
7,000,000	Huntsville, Alabama Educational Bldg Auth Rev (Oakwood College
	Inc. Project) VRDN 3.51% due 09/01/2026 (a)	7,000,000
	Jefferson County, Alabama Sewer Rev VRDN:
29,145,000	(Series C-3) 3.63% due 02/01/2040 (a)	29,145,000
20,000,000	(Series C-4) 3.64% due 02/01/2040 (a)	20,000,000
60,000,000	(Series C-6) 3.64% due 02/01/2040 (a)	60,000,000
3,530,000	Tuscaloosa County, Alabama Educational Bldg Auth Rev (American
	Christian Education) VRDN 3.66% due 01/01/2023 (a)	3,530,000
6,700,000	Tuscaloosa County, Alabama IDA Solid Waste
	Disposal Rev VRDN 3.59% due 09/01/2020 (a)	6,700,000
	University of Alabama General Rev VRDN:
4,745,000	(Putters - Series 477) 3.67% due 07/01/2012 (a)	4,745,000
15,720,000	(Series C) 3.63% due 07/01/2034 (a)	15,720,000
43,700,000	West Jefferson, Alabama IDB PCR (Alabama
	Power Co. Project) DDN 3.73% due 06/01/2028 (a)	43,700,000
Alaska -- 1.4%

98,150,000	Alaska IDA Rev (ROCS RR II R 320) VRDN 3.65% due 04/01/2034 (a)	98,150,000
7,345,000	Alaska Municipal Board Auth (ROCS RR II R 7525)
	VRDN 3.65% due 05/01/2024 (a)	7,345,000
12,070,000	Alaska State International Airports Rev
	(ROCS RR II R 527) VRDN 3.65% due 10/01/2024 (a)	12,070,000
4,965,000	Anchorage, Alaska (ROCS RR II R 6034) VRDN 3.65%
	due 12/01/2024 (a)	4,965,000
4,990,000	Civic Ventures, Alaska (Merlots - Series D-01)
	VRDN 3.53% due 09/01/2022 (a)	4,990,000
14,000,000	Valdez, Alaska Marine Term Rev (BP Pipelines Project - Series B)
	DDN 3.72% due 07/01/2037 (a)	14,000,000
	Valdez, Alaska Marine Term Rev (Philips Project) FXRDN:
44,000,000	(Series A) 3.68% due 06/01/2007	44,000,908
44,485,000	(Series B) 3.68% due 06/01/2007	44,485,000
Arizona -- 1.7%

13,700,000	ABN-AMRO Muni Tops - Phoenix, Arizona (Series 2005-54) VRDN
	3.65% due 07/01/2013 (a)	13,700,000
6,980,000	Arizona Board Regents Certificate Partnership (Putters 1657)
	VRDN 3.66% due 01/01/2015 (a)	6,980,000
2,615,000	Arizona State University Certificate Partnership
	(Putters - Series 694) VRDN 3.67% due 09/01/2012 (a)	2,615,000
6,770,000	Coconino County, Arizona PCR (Arizona Public Service
	Co. Project) DDN 3.75% due 11/01/2033 (a)	6,770,000
	Eclipse Funding Trust VRDN:
21,080,000	2006-014 (Northern Arizona University) 3.64% due 12/01/2014 (a)	21,080,000
27,770,000	2007-005 (Blount County, Arizona) 3.64% due 12/01/2016 (a)	27,770,000
23,000,000	Maricopa County, Arizona IDA Health Facilities Rev
	(Putters - Series 420) VRDN 3.67% due 01/01/2010 (a)	23,000,000
5,964,000	Maricopa County, Arizona IDA S/F Mortgage Rev
	(Floaters - Series 1165) VRDN 3.68% due 02/01/2008 (a)	5,964,000
5,170,000	Mesa, Arizona Utility System Rev (Putters - Series 960)
	VRDN 3.66% due 01/01/2013 (a)	5,170,000
73,910,000	Morgan Keegan Municipal Products Inc. (Series A)
	VRDN 3.71% due 02/02/2009 (a)	73,910,000
4,675,000	Phoenix, Arizona Civic Corp. Excise Tax (Macon Trust -
	Series L) VRDN 3.65% due 07/01/2041 (a)	4,675,000

Face
Amount	Issue	Value
Arizona (concluded)

	Phoenix, Arizona Civic Corp. Distribution Rev VRDN:
$3,170,000	(Putters - Series 1306) 3.67% due 01/01/2026 (a)	$3,170,000
7,614,000	(Series Z-11) 3.67% due 05/08/2034 (a)	7,614,000
18,670,000	Phoenix, Arizona IDA S/F Mortgage Rev (Putters - Series 1391) VRDN
	3.67% due 12/01/2012 (a)	18,670,000
7,650,000	Reset Optional Certificates Trust (Yavapai County, Arizona IDA Waste -
	ROCS RR II R 683 CE) VRDN 3.68% due 03/01/2028 (a)	7,650,000
22,450,000	Salt River Project Arizona (Series B) CP 3.60% due 02/07/2007	22,450,000
14,000,000	Salt River Project Arizona Electric System Rev
	(Eagle 20060141 CL-A) VRDN 3.66% due 01/01/2037 (a)	14,000,000
Arkansas -- 0.8%

3,750,000	Arkansas State Development Finance Auth M/F Housing Rev
	(Chapel Ridge - Series C) VRDN 3.71% due 05/01/2031 (a)	3,750,000
	Arkansas State Development Finance Auth S/F Mortgage Rev VRDN:
55,131,000	(Floaters - Series 1139) 3.68% due 02/01/2008 (a)	55,131,000
5,000,000	(Program E) 3.66% due 01/01/2037 (a)	5,000,000
47,450,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts
	(Arkansas Development Finance Auth S/F) VRDN 3.71% due 02/01/2010 (a)	47,450,000
6,900,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts
	(Series C) VRDN 3.71% due 06/01/2011 (a)	6,900,000
6,650,000	Pulaski County, Arkansas Public Facilities Board M/F Rev (Chapel Ridge -
	South West) VRDN 3.69% due 10/01/2034 (a)	6,650,000
California -- 0.4%

20,000,000	Access To Loans For Leasing Student Loan Corp. California Rev (Student
	Loan Program - Series V-A-2) VRDN 3.66% due 07/01/2040 (a)	20,000,000
5,000,000	California State Municipal Securities Trust Rcpts (SGA 119) DDN
	3.73% due 09/01/2028 (a)	5,000,000
32,920,844	Los Angeles, California S/F Home Mortgage Rev FXRDN 4.52% due 10/01/2007	32,920,844
Colorado -- 2.5%

3,635,000	Arvada, Colorado Water Enterprise Rev VRDN 3.75% due 11/01/2020 (a)	3,635,000
7,245,000	Colorado Department of Transportation Rev (Putters - Series 318)
	VRDN 3.66% due 06/15/2015 (a)	7,245,000
11,680,000	Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC
	Project -- Series A) VRDN 3.65% due 09/01/2035 (a)	11,680,000
30,515,000	Colorado Educational & Cultural Facilities Auth Rev (National Jewish Board
	Program) VRDN 3.73% due 12/01/2034 (a)	30,515,000
14,950,000	Colorado Educational & Cultural Facilities Auth Rev (Student Housing - Fuller
	Project) VRDN 3.70% due 08/01/2035 (a)	14,950,000
14,840,000	Colorado Health Facilities Auth Retirement Facilities Rev (Putters -
	Series 1390) VRDN 3.67% due 07/15/2020 (a)	14,840,000
17,000,000	Colorado Springs Utilities Rev (Municipal Securities Trust Receipts -
	Series SGA-88) DDN 3.75% due 11/15/2028 (a)	17,000,000
5,280,000	Colorado State Board of Governors University Enterprise System Rev
	(Putters - Series 926) VRDN 3.66% due 03/01/2013 (a)	5,280,000
8,100,000	Dawson Ridge, Colorado (Putters - Series 1392) VRDN 3.67% due 04/01/2019 (a)	8,100,000
5,490,000	Denver, Colorado City & County Airport (Merlots - Series A-61) VRDN
	3.58% due 11/15/2012 (a)	5,490,000
	Denver, Colorado City & County Airport Rev VRDN:
28,200,000	(Series B) 3.55% due 11/15/2024 (a)	28,200,000
26,500,000	(Series C-2) 3.60% due 11/15/2025 (a)	26,498,756
6,895,000	Denver, Colorado Convention Center Hotel Auth Rev (ROCS RR II E 618)
	VRDN 3.65% due 12/01/2035 (a)	6,895,000
	E-470 Public Highway Auth Colorado Rev VRDN:
2,000,000	(Floaters - Series 997) 3.68% due 03/01/2036 (a)	2,000,000
100,000	(Floaters - Series 1064) 3.68% due 10/01/2021 (a)	100,000
1,635,000	(Floaters - Series 1064) 3.68% due 09/01/2029 (a)	1,635,000
13,570,000	(Floaters - Series Z-13) 3.67% due 05/11/2027 (a)	13,570,000
7,295,000	Eclipse Funding Trust 2006-0072 (Solar Eclipse - Colorado Sewer Rev)
	VRDN 3.64% due 08/01/2034 (a)	7,295,000
	El Paso County, Colorado Certificate Partnership VRDN:
9,055,000	(ROCS RR II R 1050) 3.65% due 12/01/2020 (a)	9,055,000
7,870,000	(ROCS RR II R 2002) 3.65% due 12/01/2019 (a)	7,870,000
120,000	El Paso County, Colorado S/F Mortgage Rev (Floaters - Series 1136)
	VRDN 3.68% due 11/01/2008 (a)	120,000
4,295,000	Erie, Colorado Certificate Partnership VRDN 3.55% due 11/01/2035 (a)	4,295,000
5,300,000	Goldsmith Metropolitan District Colorado VRDN 3.71% due 12/01/2034 (a)	5,300,000
6,075,000	Lehman Municipal Trust Receipts Various States (Floaters -
	Series 06) VRDN 3.60% due 12/01/2039 (a)	6,075,000
21,975,000	Lehman Municipal Trust Receipts Various States (Colorado Housing)
	VRDN 3.63% due 11/01/2036 (a)	21,975,000
36,945,000	Lehman Municipal Trust Receipts Various States (Denver Colorado City & County
	Airport Rev - Series 07-P17) VRDN 3.71% due 11/15/2016 (a)	36,945,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Colorado (concluded)

$12,160,000	Municipal Securities Trust Certificate (Class A) DDN 3.51%
	due 12/22/2009 (a)	$12,160,000
15,405,000	Park Creek Metropolitan District Colorado Rev (Series S) VRDN
	3.65% due 06/02/2008 (a)	15,405,000
	Regional Transportation District Sales Tax Rev VRDN:
10,000,000	(Eagles 20060120 CL-A) 3.66% due 11/01/2036 (a)	10,000,000
6,770,000	(Floaters - Series 679) 3.65% due 05/01/2010 (a)	6,770,000
10,075,000	(Floaters - Series 1537) 3.65% due 11/01/2032 (a)	10,075,000
4,200,000	Summit County, Colorado School District (Putters - Series 646)
	VRDN 3.66% due 12/01/2012 (a)	4,200,000
15,540,000	Traer Creek, Colorado Metropolitan District Rev VRDN 3.51%
	due 10/01/2021 (a)	15,540,000
	University of Colorado Enterprise Systems Rev VRDN:
4,620,000	(Eagle 720050046 CL-A) 3.66% due 06/01/2030 (a)	4,620,000
5,610,000	(Putters - Series 862) 3.66% due 12/01/2012 (a)	5,610,000
10,000,000	University of Colorado Hospital Auth Rev (ROCS RR II R 573)
	VRDN 3.65% due 11/15/2040 (a)	10,000,000
10,450,000	Westminster, Colorado EDA Rev (North Huron Urban Renewal)
	VRDN 3.63% due 12/01/2028 (a)	10,450,000
Delaware -- 0.4%

14,240,000	Delware State Solid Waste Auth System Rev (Putters - Series 1660)
	VRDN 3.66% due 06/01/2014 (a)	14,240,000
	Goldman Sachs Pool Trust Delaware VRDN:
17,947,549	(Floaters - Series 35) 3.74% due 08/01/2049 (a)	17,947,549
5,261,634	(Floaters - Series 56) 3.71% due 07/01/2048 (a)	5,261,634
21,588,175	(Floaters - Series 2005-1) 3.74% due 06/01/2012 (a)	21,588,175
District of Columbia -- 0.8%

5,000,000	District of Columbia Ballpark Rev (Putters - Series 1325)
	VRDN 3.66% due 02/01/2014 (a)	5,000,000
5,755,000	District of Columbia Housing Finance Agency Rev
	(Putters - Series 895) VRDN 3.66% due 01/01/2013 (a)	5,755,000
5,385,000	District of Columbia (Merlots - Series B-13) VRDN
	3.53% due 06/01/2022 (a)	5,385,000
40,100,000	District of Columbia Rev Bond (American National Red Cross -
	Series 2000) CP 3.53% due 02/08/2007	40,100,000
34,500,000	Lehman Municipal Trust Rcpts Various States (Washington D.C.
	Airport) VRDN 3.60% due 10/01/2036 (a)	34,500,000
22,600,000	Metropolitan Washington D. C. Airports Auth Systems Rev
	(Eagle 20060009 CL-A) VRDN 3.69% due 10/01/2035 (a)	22,600,000
20,095,000	Washington D. C. Convention Center Auth Dedicated Tax Rev
	(Floater Certificates - Series 539) VRDN 3.65% due 10/01/2021 (a)	20,095,000
Florida -- 7.0%

7,210,000	Bay County, Florida Water System Rev (ROCS RR II R 3037)
	VRDN 3.65% due 09/01/2022 (a)	7,210,000
5,000,000	Brevard County, Florida Health Facilities Auth Rev (Wuesthoff
	Health System Inc. Project) VRDN 3.51% due 01/01/2034 (a)	5,000,000
15,875,000	Broward County, Florida Health Facilities Auth Rev (John
	Knox Village Project) DDN 3.79% due 09/01/2032 (a)	15,875,000
12,910,000	Collier County, Florida (County Water & Sewer Rev (Floaters -
	Series 1545) VRDN 3.65% due 07/01/2028 (a)	12,910,000
15,250,000	Dade County, Florida IDA (Florida Power & Light Co.)
	VRDN 3.74% due 06/01/2021 (a)	15,250,000
21,225,000	Eclipse Funding Trust 2006-0008 (Solar Eclipse - Volusia County
	School Board Certificate Partnership) VRDN 3.64% due 08/01/2013 (a)	21,225,000
	Eclipse Funding Trust (Solar Eclipse - Liquidity Facilities
	Agreement) VRDN:
10,000,000	(2006-0075) 3.64% due 12/01/2013 (a)	10,000,000
4,745,000	(2006-0081) 3.64% due 02/01/2035 (a)	4,745,000
	Escambia County, Florida Health Facilities Auth Rev
	(Azalea Trace Inc.) DDN:
9,735,000	(Series A) 3.74% due 11/15/2015 (a)	9,735,000
25,395,000	(Series B) 3.74% due 11/15/2029 (a)	25,395,000
8,000,000	Florida Housing Finance Corp. M/F Mortgage Rev
	(ROCS RR 11 R 600-CE) VRDN 3.68% due 07/01/2043 (a)	8,000,000
	Florida Local Government Finance Community Pool Loan
	Program (Series B) CP:
16,300,000	3.60% due 02/08/2007	16,300,000
26,075,000	3.60% due 02/09/2007	26,075,000
29,133,000	3.65% due 03/12/2007	29,133,000
36,785,000	Florida State (Merlots - Series A-22) VRDN 3.65% due 07/01/2027 (a)	36,785,000
4,500,000	Florida State Board of Education Capital Outlay
	(Eagle 720050057 CL-A) VRDN 3.66% due 06/01/2035 (a)	4,500,000

Face
Amount	Issue	Value
Florida (continued)

$10,100,000	Florida State Board of Education Capital Outlay Municipal Security
	Trust Rcpts (Series 138) VRDN 3.53% due 06/01/2032 (a)	$10,100,000
20,000,000	Florida State Board of Education Public Education Municipal
	Securities Trust (Series SGA 102) VRDN 3.75% due 06/01/2029 (a)	20,000,000
2,920,000	FSU Financial Assistance Inc., Florida Educational Athletic
	Facilities Rev (Municipal Securities Trust Rcpts - Series SGB 44-A)
	VRDN 3.65% due 10/01/2031 (a)	2,920,000
11,200,000	Gainesville, Florida Utilities System Rev (Series A) DDN
	3.73% due 10/01/2026 (a)	11,200,000
10,000,000	Highlands County, Florida Health Facilities Auth Rev (Adventist
	Health System - Series C) VRDN 3.64% due 11/15/2021 (a)	10,000,000
6,600,000	Hillsborough County, Florida Housing Finance Auth M/F Rev
	(Meridian Pointe Apartments Projects) VRDN 3.54% due 08/15/2037 (a)	6,600,000
9,745,000	Hillsborough County, Florida Solid Waste & Reservoir Recovery Rev
	(Putters - Series 1576) VRDN 3.68% due 09/01/2014 (a)	9,745,000
35,910,000	Jacksonville, Florida EDR (Common Health Care Facilities Rev)
	VRDN 3.72% due 10/01/2015 (a)	35,910,000
	Jacksonville, Florida PCR (Florida Power & Light - Series A) CP:
35,960,000	3.59% due 03/07/2007	35,960,000
14,600,000	3.58% due 03/08/2007	14,600,000
5,470,000	Jea, Florida Water & Sewer Systems Rev (Putters - Series 805)
	VRDN 3.66% due 10/01/2012 (a)	5,470,000
18,400,000	Lake County, Florida School Board Certificate Partnership
	(Eagel 20070005 CL-A) VRDN 3.66% due 06/01/2031 (a)	18,400,000
	Lee County, Florida Hospital Board Directors Rev (Member Health
	System) DDN:
32,500,000	(Series A) 3.75% due 04/01/2025 (a)	32,500,000
55,605,000	(Series B) 3.75% due 04/01/2027 (a)	55,605,000
16,500,000	(Series C) 3.56% due 04/01/2018 (a)	16,500,000
12,000,000	Leesburg, Florida Hospital Rev (The Villages Regional Hospital
	Project) VRDN 3.67% due 07/01/2036 (a)	12,000,000
11,215,000	Lehman Municipal Trust Rcpts Various States (Floaters - Series 07)
	VRDN 3.58% due 11/15/2036 (a)	11,215,000
3,100,000	Miami-Dade County, Florida School Board Certificate Partnership
	(Putters - Series 534) VRDN 3.66% due 08/01/2011 (a)	3,100,000
	Miami-Dade County, Florida Special Obligation VRDN:
7,960,000	(Series Z-9) 3.67% due 04/17/2015 (a)	7,960,000
635,000	(Series Z-9) 3.67% due 10/01/2035 (a)	635,000
1,730,000	(Series Z-12) 3.67% due 05/15/2015 (a)	1,730,000
15,760,000	Miami-Dade County, Florida Expressway Auth Toll System Rev
	(Eagle 20060121 CL-A) VRDN 3.66% due 07/01/2037 (a)	15,760,000
	Municipal Securities Trust Certificate (Florida State Board &
	Education - Class A) DDN:
35,955,000	(Series 2001-115) 3.75% due 01/15/2015 (a)	35,955,000
14,155,000	(Series 2001-131) 3.75% due 08/04/2016 (a)	14,155,000
13,315,000	Municipal Securities Trust Certificate (Class A - Series 2001-160)
	Florida State Board Education Lottery DDN 3.75% due 05/06/2010 (a)	13,315,000
9,695,000	Municipal Securities Trust Certificate (Class A - Series 2001-161)
	Florida State Board Education Capital Outlay DDN 3.75% due 01/30/2019 (a)	9,695,000
22,140,000	Municipal Securities Trust Certificate (Collier County School
	District Board) VRDN 3.53% due 10/18/2018 (a)	22,140,000
10,165,000	Municipal Securities Trust Certificate (Series 2006-285) Alburndale,
	Florida VRDN 3.53% due 12/06/2010 (a)	10,165,000
	Orange County, Florida Health Facilities Auth Rev VRDN:
30,590,000	(Floaters - Series 531) 3.65% due 11/15/2021 (a)	30,590,000
14,550,000	(Floaters - Series 830) 3.65% due 11/15/2022 (a)	14,550,000
13,230,000	Orange County, Florida Health Facilities Auth Rev (Presbyterian
	Retirement - Series A) VRDN 3.68% due 11/01/2028 (a)	13,230,000
	Orange County, Florida Health Facilities Auth Rev (Orlando Regional
	Healthcare) DDN:
15,000,000	(Series A-2) 3.70% due 10/01/2041 (a)	15,000,000
25,000,000	(Series B) 3.72% due 10/01/2041 (a)	25,000,000
	Orange County, Florida School Board Certificate Partnership VRDN:
3,765,000	(Putters - Series 560) 3.66% due 08/01/2012 (a)	3,765,000
3,485,000	(Putters - Series 738) 3.66% due 02/01/2013 (a)	3,485,000
6,270,000	Peace River/Manasota Regional Water Supply Auth Florida
	Rev (Eagle 20060033 CL-A) VRDN 3.66% due 10/01/2035 (a)	6,270,000
6,000,000	Polk County, Florida IDA IDR (Lifepath Hospice Project)
	VRDN 3.51% due 08/01/2028 (a)	6,000,000
204,985,000	Saint Lucie County, Florida PCR (Florida Power & Light Co.
	Project) DDN 3.74% due 09/01/2028 (a)	204,985,000
9,825,000	Sarasota County, Florida Continuing Care Retirement Community Rev
	(Glenridge Palmer Project) DDN 3.73% due 06/01/2036 (a)	9,825,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Florida (concluded)

$25,215,000	South Florida Water Management District Certificate Partnership
	(ROCS RR II R 746) VRDN 3.66% due 10/01/2036 (a)	$25,215,000
	Sunshine State Government Financing Florida Rev (Series J) CP:
24,025,000	3.58% due 03/07/2007	24,025,000
26,125,000	3.62% due 03/07/2007	26,125,000
7,375,000	Tallahassee, Florida Energy System Rev (Eagle 20060018 CL-A)
	VRDN 3.66% due 10/01/2035 (a)	7,375,000
2,985,000	Volusia County, Florida Educational Facilities Auth Rev
	(Putters - Series 886) VRDN 3.66% due 12/01/2012 (a)	2,985,000
5,645,000	Volusia County, Florida Educational Facilities Auth Rev
	(ROCS RR II R 440) VRDN 3.66% due 10/15/2035 (a)	5,645,000
Georgia -- 3.9%

20,000,000	Albany-Dougherty County, Georgia Hospital Auth Rev
	(Phoebe Hospital) DDN 3.69% due 09/01/2032 (a)	20,000,000
4,390,000	Albany-Dougherty County, Georgia Hospital Auth Rev
	VRDN 3.55% due 09/01/2020 (a)	4,390,000
16,600,000	Appling County, Georgia Development Auth PCR (Power Co.
	Hatch Project) DDN 3.72% due 09/01/2029 (a)	16,600,000
30,400,000	Athens-Clarke County, Georgia University Government
	Development Auth Rev (University of Georgia Athletic Assn
	Project) DDN 3.72% due 09/01/2031 (a)	30,400,000
5,175,000	Atlanta, Georgia Airport Passenger Facilities Charge Rev
	(Floaters - Series 1283) VRDN 3.65% due 01/01/2033 (a)	5,175,000
14,655,000	Atlanta, Georgia Development Auth Student Housing Rev
	(Putters - Series 1046) VRDN 3.66% due 09/01/2013 (a)	14,655,000
	Atlanta, Georgia Airport Passenger Facilities Charge Rev VRDN:
5,100,000	(Floaters - Series 1332) 3.65% due 01/01/2033 (a)	5,100,000
10,455,000	(Putters - Series 1690) 3.66% due 01/01/2013 (a)	10,455,000
17,500,000	Atlanta, Georgia Tax Allocation (Atlantic Station) VRDN
	3.71% due 12/01/2024 (a)	17,500,000
	Atlanta, Georgia Urban Residential Finance Auth M/F Rev VRDN:
7,000,000	(Lindbergh City Center Apartments) 3.68% due 11/01/2044 (a)	7,000,000
7,000,000	(M Street Apartments Project) 3.67% due 03/01/2043 (a)	7,000,000
	Atlanta, Georgia Water & Wastewater Rev VRDN:
24,750,000	(Eagle 20060094 CL-A) 3.66% due 11/01/2043 (a)	24,750,000
11,660,000	(Eagle 720050009 CL-A) 3.66% due 11/01/2043 (a)	11,660,000
7,660,000	(Floaters - Series 1273) 3.65% due 11/01/2043 (a)	7,660,000
5,260,000	Atlanta, Georgia Water & Wastewater Rev (Floating Rate Trust
	Rcpts - Series K-2) VRDN 3.55% due 11/01/2043 (a)	5,260,000
10,705,000	Burke County, Georgia Development Auth PCR (Oglethorpe
	Power Corp - Series B) DDN 3.72% due 01/01/2018 (a)	10,705,000
10,000,000	Clayton County, Georgia Development Auth Facilities Rev (Delta
	Airlines - Series C) VRDN 3.66% due 05/01/2035 (a)	10,000,000
3,900,000	Clayton County, Georgia Housing Auth M/F Rev (Provence
	Place Apartments Project) VRDN 3.69% due 10/01/2041 (a)	3,900,000
14,785,000	Cobb County, Georgia Development Auth Rev (Presbyterian -
	Series B) VRDN 3.57% due 07/01/2034 (a)	14,785,000
11,050,000	Cobb County, Georgia Housing Auth M/F Housing Rev (Walton
	Reserve Apartments Project) VRDN 3.55% due 10/01/2035 (a)	11,050,000
9,905,000	Colquitt County, Georgia Hospital Auth Rev VRDN
	3.60% due 03/01/2023 (a)	9,905,000
15,785,000	Crisp County, Georgia Solid Waste Management Auth Rev
	VRDN 4.05% due 01/01/2023 (a)	15,785,000
12,955,000	Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical
	Center Inc. Project) VRDN 3.51% due 09/01/2035 (a)	12,955,000
	Dekalb County, Georgia Water & Sewer Rev VRDN:
8,480,000	(Floaters - Series 17) 3.65% due 10/01/2035 (a)	8,480,000
19,225,000	(Floaters - Series 69) 3.65% due 10/01/2032 (a)	19,225,000
4,375,000	(ROCS RR II R 9002) 3.65% due 10/01/2032 (a)	4,375,000
5,395,000	Eclipse Funding Trust 2006-0024 (Solar Eclipse - Atlanta Georgia
	Development Auth) VRDN 3.64% due 09/01/2013 (a)	5,395,000
10,080,000	Floyd County, Georgia Development Auth PCR (Power Co.
	Hammond Project) DDN 3.72% due 09/01/2026 (a)	10,080,000
	Fulton County, Georgia Development Auth VRDN:
8,000,000	(Shepherd Center Inc. Project) 3.51% due 09/01/2035 (a)	8,000,000
7,200,000	(Siemens Energy Inc. Project) 3.68% due 12/15/2014 (a)	7,200,000
	Fulton County, Georgia Water & Sewer Rev VRDN:
1,645,000	(Eagle 720050005 CL-A) 3.66% due 01/01/2035 (a)	1,645,000
4,495,000	(Putters - Series 1474) 3.66% due 07/01/2012 (a)	4,495,000
3,220,000	Gainsville & Hall County, Georgia Development Auth Rev
	(Atex Inc. Project) VRDN 3.72% due 09/01/2023 (a)	3,220,000
	Gainsville & Hall County, Georgia Development Auth Rev
	(Senior Living Facilities - Lanier) DDN:
435,000	(Series A) 3.74% due 11/15/2010 (a)	435,000
33,875,000	(Series B) 3.74% due 11/15/2033 (a)	33,875,000
4,150,000	(Series C) 3.74% due 11/15/2030 (a)	4,150,000

Face
Amount	Issue	Value
Georgia (concluded)

	Georgia State Local Government Certificate Partnership
	(Macon Trust - Series 2002-0) VRDN:
$4,515,000	3.69% due 12/01/2022 (a)	$4,515,000
6,715,000	3.69% due 06/01/2028 (a)	6,715,000
2,580,000	Georgia State (ROCS RR II R 601) VRDN 3.65% due 07/01/2018 (a)	2,580,000
7,160,000	Georgia State Housing & Finance Auth Rev (Merlots - Series B-11)
	VRDN 3.58% due 12/01/2036 (a)	7,160,000
	Gwinnett County, Georgia Development Auth Certificate
	Partnership VRDN:
33,405,000	(Putters - Series 1655) 3.66% due 07/01/2016 (a)	33,405,000
2,750,000	(ROCS RR II R 6009) 3.65% due 01/01/2021 (a)	2,750,000
	Gwinnett County, Georgia Development Auth Rev VRDN:
3,680,000	(Barcoview LLC Project) 3.78% due 07/01/2018 (a)	3,680,000
5,000,000	(Wesleyan School Inc. Project) 3.51% due 09/01/2025 (a)	5,000,000
16,640,000	Henry County, Georgia Water & Sewer Auth Rev (Eagle 720050008
	CL-A) VRDN 3.66% due 02/01/2029 (a)	16,640,000
	Lehman Municipal Trust Receipts Various States (Floaters - Series 06 -
	Regional D) VRDN:
6,600,000	3.60% due 01/01/2030 (a)	6,600,000
8,060,000	3.60% due 03/01/2037 (a)	8,060,000
19,875,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev
	(Putters - Series 312) VRDN 3.67% due 07/01/2021 (a)	19,875,000
	Municipal Electric Auth Georgia CP:
21,627,000	(Series A) 3.68% due 02/09/2007	21,627,000
21,911,000	(Series A) 3.70% due 02/09/2007	21,911,000
40,000,000	(Series B) 3.65% due 02/09/2007	40,000,000
9,215,000	Private Colleges & Universities Auth Rev (Mercer University
	Project) VRDN 3.65% due 10/01/2032 (a)	9,215,000
8,700,000	Private Colleges & Universities Auth Rev (Mercer University - Series C)
	VRDN 3.65% due 10/01/2031 (a)	8,700,000
10,200,000	Putnam County, Georgia Development Auth PCR (Georgia Power Co.)
	DDN 3.72% due 03/01/2024 (a)	10,200,000
5,885,000	Rockdale County, Georgia Water & Sewer Auth Rev (Putters - Series
	1342) VRDN 3.66% due 07/01/2013 (a)	5,885,000
1,475,000	Thomaston-Upson County, Georgia IDA Rev (Thomaston
	Manufacturing Project) VRDN 3.78% due 12/01/2011 (a)	1,475,000
Hawaii -- 0.3%

	Hawaii State VRDN:
14,275,000	(ROCS RR II R 6062) 3.65% due 03/01/2026 (a)	14,275,000
1,980,000	(ROCS RR II R 6504) 3.65% due 10/01/2024 (a)	1,980,000
15,000,000	Hawaii State Development Budget & Financial Rev
	(Putters - Series 834) VRDN 3.67% due 07/01/2009 (a)	15,000,000
	Honolulu, Hawaii City & County VRDN:
7,500,000	(Eagle 720050052 CL-A) 3.66% due 07/01/2024 (a)	7,500,000
3,072,500	(Floaters - Series 1115) 3.65% due 07/01/2023 (a)	3,072,500
13,125,000	Honolulu, Hawaii City & County Wastewater System Rev (Putters -
	Series 1475) VRDN 3.66% due 07/01/2014 (a)	13,125,000
Idaho -- 0.1%

4,075,000	Idaho Housing & Finance Assn Nonprofit Facilities Rev
	(Albertson College Project) VRDN 3.64% due 11/01/2021 (a)	4,075,000
6,050,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments
	Project) DDN 3.78% due 05/01/2032 (a)	6,050,000
4,720,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments II
	Development) DDN 3.83% due 04/01/2033 (a)	4,720,000
1,025,000	Madison, Idaho EDC IDR (Floyd Wilcox & Sons Inc. Project)
	VRDN 3.63% due 08/01/2012 (a)	1,025,000
Illinois -- 7.0%

10,000,000	ABN-AMRO Muni Tops -- Illinois (Certificate Trust 2006-44)
	VRDN 3.66% due 07/01/2014 (a)	10,000,000
1,860,000	Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN
	3.80% due 10/01/2018 (a)	1,860,000
18,000,000	Aurora, Illinois S/F Mortgage Rev (Floaters - Series 1543) VRDN
	3.68% due 06/01/2045 (a)	18,000,000
	Chicago, Illinois VRDN:
4,800,000	(Eagle 20030006 CL-A) 3.66% due 01/01/2042 (a)	4,800,000
2,265,000	(Floaters - Series 1110) 3.65% due 01/01/2034 (a)	2,265,000
19,635,000	(Putters - Series 1277) 3.66% due 01/01/2014 (a)	19,635,000
13,155,000	(Putters - Series 1278) 3.66% due 01/01/2014 (a)	13,155,000
6,500,000	(Putters - Series 1287) 3.66% due 01/01/2014 (a)	6,500,000
15,605,000	(Putters - Series 1288) 3.66% due 01/01/2014 (a)	15,605,000
	Chicago, Illinois Board Education VRDN:
2,360,000	(Eagle 720050058 CL-A) 3.66% due 12/01/2031 (a)	2,360,000
2,075,000	(Series Z-8) 3.67% due 10/28/2025 (a)	2,075,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Illinois (continued)

	Chicago, Illinois IDR VRDN:
$7,000,000	(Enterprise Center VIII Project) 3.57% due 06/01/2022 (a)	$7,000,000
2,050,000	(Trendler Components Inc. Project) 3.74% due 11/01/2017 (a)	2,050,000
8,000,000	Chicago, Illinois O'Hare International Airport Facilities Rev
	(O'Hare Technical Center II Project) VRDN 3.68% due 03/01/2037 (a)	8,000,000
	Chicago, Illinois O'Hare International Airport Rev VRDN:
6,200,000	(Eagle 20060056 CL-A) 3.66% due 01/01/2033 (a)	6,200,000
31,680,000	(Eagle 720053025 CL-A) 3.66% due 01/03/2033 (a)	31,680,000
5,207,500	(Floaters - Series 1284) 3.65% due 01/01/2033 (a)	5,207,500
5,275,000	(Merlots - Series D-12) 3.53% due 01/01/2025 (a)	5,275,000
7,375,000	(Putters - Series 670) 3.68% due 01/01/2012 (a)	7,375,000
4,110,000	(ROCS RR II R 239) 3.68% due 01/01/2022 (a)	4,110,000
15,810,000	(ROCS RR II R 494) 3.65% due 01/01/2026 (a)	15,810,000
7,500,000	(ROCS RR II R 522) 3.65% due 01/01/2023 (a)	7,500,000
	Chicago, Illinois Park District VRDN:
7,060,000	(Merlots - Series A-61) 3.53% due 01/01/2021 (a)	7,060,000
11,375,000	(Putters - Series 521) 3.66% due 07/01/2012 (a)	11,375,000
2,875,000	(Putters - Series 974) 3.67% due 01/01/2013 (a)	2,875,000
22,470,000	Chicago, Illinois Sales Tax Rev (Merlots - Series AAA)
	VRDN 3.53% due 01/01/2034 (a)	22,470,000
3,600,000	Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot
	Industries Inc. Project) VRDN 3.78% due 12/01/2015 (a)	3,600,000
	Chicago, Illinois Wastewater Transmission Rev VRDN:
9,200,000	(ROCS RR II R 720) 3.66% due 01/01/2036 (a)	9,200,000
2,380,000	(Series O) 3.65% due 01/01/2030 (a)	2,380,000
5,325,000	Chicago, Illinois Water Rev (Putters - Series 1419) VRDN
	3.66% due 05/01/2014 (a)	5,325,000
	Cook County, Illinois VRDN:
2,400,000	(Putters - Series 559) 3.66% due 05/15/2012 (a)	2,400,000
6,240,000	(Putters - Series 566) 3.66% due 11/15/2012 (a)	6,240,000
1,925,000	Des Plaines, Illinois IDR (414 East Golf Road LLC Project)
	VRDN 3.75% due 05/01/2017 (a)	1,925,000
2,785,000	Du Page & Cook Counties, Illinois (ROCS RR II R 1073)
	VRDN 3.65% due 01/01/2025 (a)	2,785,000
10,840,000	Eagle Tax-Exempt Trust (Series 02-6002) VRDN 3.66%
	due 04/01/2022 (a)	10,840,000
	Eagle Tax-Exempt Trust - Metropolitan Pier & Exposition (Series
	02-6001) VRDN:
5,000,000	3.66% due 12/15/2028 (a)	5,000,000
6,150,000	3.66% due 06/15/2042 (a)	6,150,000
15,120,000	Eclipse Funding Trust 2006-0006 (Solar Eclipse - Chicago, Illinois
	O'Hare International Airport Rev) VRDN 3.64% due 01/01/2014 (a)	15,120,000
6,525,000	Eclipse Funding Trust (Solar Eclipse - Liquidity Facilities
	Agreement - 2006-0078) VRDN 3.64% due 04/01/2014 (a)	6,525,000
2,425,000	Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN
	3.95% due 06/01/2025 (a)	2,425,000
	Illinois Development Finance Auth Rev (Palos Community
	Hospital) VRDN:
12,000,000	3.64% due 11/15/2011 (a)	12,000,000
18,000,000	3.64% due 09/01/2015 (a)	18,000,000
45,700,000	3.64% due 11/15/2024 (a)	45,700,000
1,675,000	Illinois Development Finance Auth IDR (Rockford College Project)
	VRDN 3.90% due 02/01/2021 (a)	1,675,000
16,500,000	Illinois Educational Facilities Auth Rev (Concordia University
	River Project) VRDN 3.75% due 10/01/2031 (a)	16,500,000
	Illinois Finance Auth Rev (Central Dupage Health) VRDN:
12,500,000	(Series B) 3.64% due 11/01/2038 (a)	12,500,000
25,300,000	(Series C) 3.64% due 11/01/2038 (a)	25,300,000
10,680,000	Illinois Finance Auth Rev (Clare Oaks - Series C) VRDN
	3.64% due 11/01/2040 (a)	10,680,000
5,445,000	Illinois Finance Auth Rev (Eagle 20060115 CL-A) VRDN
	3.66% due 12/01/2042 (a)	5,445,000
13,995,000	Illinois Finance Auth Rev (Floaters 06-2001) VRDN
	3.67% due 07/01/2009 (a)	13,995,000
7,000,000	Illinois Finance Auth Rev (Mercy Alliance Project) VRDN
	3.63% due 02/15/2035 (a)	7,000,000
29,500,000	Illinois Finance Auth Rev (Northwestern Member - Series B-1)
	DDN 3.73% due 08/15/2038 (a)	29,500,000
9,700,000	Illinois Finance Auth Rev (Rest Haven Christian Service - Series B)
	VRDN 3.63% due 11/15/2034 (a)	9,700,000
	Illinois Health Facilities Auth Rev (Central Dupage Health) DDN:
44,020,000	(Series B) 3.73% due 11/01/2027 (a)	44,020,000
46,985,000	(Series C) 3.73% due 11/01/2027 (a)	46,985,000
30,000,000	Illinois Health Facilities Auth Rev (Evanston Northwestern Corp.)
	CP 3.65% due 05/17/2007	30,000,000

Face
Amount	Issue	Value
Illinois (concluded)

$23,425,000	Illinois Health Facilities Auth Rev (Little Co of Mary Hospital)
	VRDN 3.63% due 08/15/2029 (a)	$23,425,000
18,875,000	Illinois Health Facilities Auth Rev (Memorial Health System)
	DDN 3.78% due 10/01/2022 (a)	18,875,000
	Illinois Health Facilities Auth Rev (Northwestern Member
	Hospital) DDN:
1,060,000	(Series B) 3.73% due 06/01/2032 (a)	1,060,000
58,040,000	(Series B) 3.73% due 07/01/2032 (a)	58,040,000
30,000,000	(Series C) 3.73% due 08/15/2032 (a)	30,000,000
12,275,000	Illinois Health Facilities Auth Rev (Palos Community Hospital -
	Series B) VRDN 3.64% due 12/01/2015 (a)	12,275,000
10,000,000	Illinois Health Facilities Auth Rev (Series A) VRDN 3.52%
	due 10/01/2010 (a)	10,000,000
	Illinois State VRDN:
4,295,000	(Merlots - Series A-124) 3.53% due 11/01/2026 (a)	4,295,000
4,965,000	(Merlots - Series B-05) 3.53% due 07/01/2022 (a)	4,965,000
28,900,000	Illinois State Municipal Securities Trust Rcpts (SGA 103)
	VRDN 3.75% due 08/01/2024 (a)	28,900,000
	Illinois State Toll Highway Auth Rev VRDN:
6,925,000	(Putters - Series 1014) 3.66% due 07/01/2013 (a)	6,925,000
21,000,000	(Putters - Series 1355) 3.66% due 01/01/2014 (a)	21,000,000
6,170,000	(ROCS RR II R 606) 3.66% due 01/01/2031 (a)	6,170,000
7,390,000	(ROCS RR II R 4073) 3.65% due 01/01/2023 (a)	7,390,000
	Illinois Student Assistance Loan Rev (Series A) VRDN:
4,300,000	3.56% due 09/01/2031 (a)	4,300,000
5,350,000	3.56% due 09/01/2032 (a)	5,350,000
17,500,000	3.56% due 09/01/2034 (a)	17,500,000
3,165,000	Kane Cook & Du Page Counties, Illinois School District (Putters -
	Series 1469) VRDN 3.67% due 01/01/2018 (a)	3,165,000
5,800,000	Lake County, Illinois Community School District (Putters - Series 329)
	VRDN 3.67% due 12/01/2014 (a)	5,800,000
855,000	Macon County, Illinois Rev (Millikin University) VRDN
	3.64% due 10/01/2031 (a)	855,000
	McHenry County, Illinois (Community Unit School District -
	Woodstock) VRDN:
5,390,000	(Putters - Series 1362) 3.67% due 01/15/2020 (a)	5,390,000
3,300,000	(Putters - Series 1363) 3.67% due 01/15/2020 (a)	3,300,000
2,460,000	(ROCS RR II R 690) 3.67% due 01/15/2026 (a)	2,460,000
	Metropolitan Pier & Exposition Auth (Illinois Dedicated State
	Tax Rev) VRDN:
3,500,000	(Eagle 20040030 CL-A) 3.66% due 06/15/2042 (a)	3,500,000
2,595,000	(Floaters - Series Z-6) 3.67% due 12/15/2032 (a)	2,595,000
6,460,000	(Floaters - Series Z-8) 3.67% due 02/24/2019 (a)	6,460,000
7,525,000	(Floaters - Series Z-9) 3.67% due 12/15/2034 (a)	7,525,000
6,430,000	(Floaters - Series Z-28) 3.67% due 12/15/2029 (a)	6,430,000
3,000,000	(Putters - Series 1508) 3.67% due 12/15/2024 (a)	3,000,000
16,105,000	(Series Z-5) 3.67% due 04/03/2034 (a)	16,105,000
12,495,000	Municipal Securities Trust Certificates (Class A - Series 2001-124)
	VRDN 3.75% due 08/20/2014 (a)	12,495,000
11,395,000	Municipal Securities Trust Certificates (Illinois Finance Auth Gas
	Light & Coke Co. - Series 2006-253) VRDN 3.53% due 05/12/2014 (a)	11,395,000
10,265,000	Municipal Securities Trust Certificates (Chicago, Illinois Board
	of Education - Series 2005-237) VRDN 3.55% due 01/04/2024 (a)	10,265,000
12,100,000	Municipal Securities Trust Certificates (Chicago, Illinois O'Hare
	International Airport Class A - Series 93) DDN 3.77% due 10/04/2012 (a)	12,100,000
8,505,000	Municipal Securities Trust Certificates (Chicago, Illinois O'Hare
	International Airport - Series 2005-248) VRDN 3.53% due 12/18/2013 (a)	8,505,000
8,200,000	Municipal Securities Trust Certificates (Regional Transporation Auth
	Illinois - Series 9044) VRDN 3.53% due 03/29/2011 (a)	8,200,000
	Regional Transportation Auth VRDN:
32,607,500	(Floaters - Series D-818) 3.65% due 07/01/2033 (a)	32,607,500
2,160,000	(Merlots - Series A-41) 3.53% due 06/01/2017 (a)	2,160,000
5,200,000	(Series O) 3.65% due 06/01/2033 (a)	5,200,000
4,418,500	Schaumburg, Illinois (Floaters - Series 1345) VRDN 3.65%
	due 12/01/2038 (a)	4,418,500
4,065,000	Southern Illinois University Rev (Putters - Series 562)
	VRDN 3.66% due 04/01/2012 (a)	4,065,000
	Will County, Illinois Community School District VRDN:
11,460,000	(Floaters -Series Z-13) 3.67% due 11/09/2021 (a)	11,460,000
100,000	(Series Z-10) 3.67% due 04/15/2020 (a)	100,000
12,905,000	Will County, Illinois M/F Housing Rev (Woodlands Crest Hill)
	VRDN 3.70% due 02/15/2031 (a)	12,905,000
Indiana -- 2.7%

1,090,000	Allen County, Indiana EDR (Waterfurnace International Inc.)
	VRDN 3.79% due 11/01/2014 (a)	1,090,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2006 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Indiana (concluded)

$6,960,000	Anderson, Indiana School Bldg Corp. (Putters - Series 1093)
	VRDN 3.66% due 07/15/2013 (a)	$6,960,000
6,275,000	Avon, Indiana 2000 Community Bldg Corp. (Putters - Series 1055)
	VRDN 3.66% due 07/15/2013 (a)	6,275,000
565,000	Bloomington, Indiana EDR (Bloomington Square Project) VRDN
	4.00% due 12/01/2008 (a)	565,000
2,000,000	Crawfordsville, Indiana EDR Rev (Performance Master LLC
	Project) VRDN 3.83% due 10/01/2018 (a)	2,000,000
6,625,000	Crown Point, Indiana Multi-School Bldg Corp. (Putters - Series
	1056) VRDN 3.66% due 07/15/2013 (a)	6,625,000
1,720,000	Dearborn County, Indiana EDR (D& S Machine Products Inc.)
	VRDN 3.78% due 04/01/2018 (a)	1,720,000
3,455,000	Elkhart County, Indiana (Putters - Series 553) VRDN 3.66%
	due 12/01/2023 (a)	3,455,000
2,425,000	Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
	VRDN 3.70% due 08/01/2012 (a)	2,425,000
6,245,000	Fort Wayne, Indiana EDR (Nemcomed Project) VRDN
	3.74% due 11/01/2021 (a)	6,245,000
	Indiana Board Bank Rev BAN:
50,000,000	3.65% due 02/01/2007	50,000,000
50,600,000	4.25% due 01/31/2008	50,882,468
14,915,000	Indiana Health & Educational Facilities Auth Hospital Rev (Howard
	Regional Health System Project - Series A) DDN 3.78%
	due 01/01/2035 (a)	14,915,000
8,500,000	Indiana Health Facilities Auth Rev (Margaret Mary Community
	Hospital - Series A) VRDN 3.78% due 12/01/2029 (a)	8,500,000
28,560,000	Indiana Housing & Community Development Auth S/F Mortgage Rev
	(Putters - Series 1397) VRDN 3.68% due 07/01/2013 (a)	28,560,000
8,490,000	Indiana Municipal Power Agency (Power Supply System Rev -
	ROCS RR II R 592) VRDN 3.66% due 01/01/2032 (a)	8,490,000
40,250,000	Indiana State Development Finance Environmental Rev (PSI Energy
	Inc. Project - Series B) VRDN 3.82% due 12/01/2038 (a)	40,250,000
8,460,000	Indiana State Development Finance Auth Rev (Cathedral High)
	DDN 3.78% due 09/01/2026 (a)	8,460,000
880,000	Indiana State Development Finance Auth Rev EDR (Indianapolis
	Urban League) VRDN 3.74% due 01/01/2020 (a)	880,000
19,520,000	Indiana State Development Finance Auth Rev IDR (Republic Service
	Inc. Project) DDN 3.77% due 12/01/2032 (a)	19,520,000
3,000,000	Indiana State Development Finance Auth Rev IDR (Republic Service
	Inc. Project) VRDN 3.86% due 11/01/2035 (a)	3,000,000
	Indiana State Development Finance Auth Solid Waste Disposal Rev
	(Waste Management Inc.) VRDN:
12,500,000	(Series A) 3.66% due 10/01/2025 (a)	12,500,000
7,000,000	(Series B) 3.67% due 10/01/2025 (a)	7,000,000
3,000,000	Indiana State Finance Auth EDR (Goodwill Industry Michiana -
	Series A) VRDN 3.69% due 01/01/2026 (a)	3,000,000
11,500,000	Indiana State Housing & Community Development Auth S/F Rev
	(Series E-2) VRDN 3.62% due 12/20/2007 (a)	11,500,000
	Indiana Transportation Finance Auth Highway Rev VRDN:
2,317,000	(Floaters - Series 942-D) 3.65% due 12/01/2022 (a)	2,317,000
4,070,000	(Merlots - Series B-21) 3.53% due 12/01/2022 (a)	4,070,000
6,290,000	Indiana University Rev (ROCS RR II R 6508) VRDN 3.65%
	due 08/01/2021 (a)	6,290,000
3,830,000	Indianapolis, Indiana EDR (New Bridges Airports Project)
	VRDN 3.69% due 06/01/2035 (a)	3,830,000
47,000,000	Indianapolis, Indiana Gas Utility Rev CP 3.65% due 02/12/2007	47,000,000
	Indianapolis, Indiana Local Public Bond Bank VRDN:
4,080,000	(Floaters - Series Z-7) 3.67% due 09/09/2019 (a)	4,080,000
16,800,000	(Putters - Series 1424) 3.68% due 01/01/2014 (a)	16,800,000
2,190,000	Kendallville, Indiana EDR (Bollhoff Rivut Project) VRDN 3.74%
	due 02/01/2025 (a)	2,190,000
8,100,000	Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 3.64%
	due 08/01/2017 (a)	8,100,000
8,175,000	Mount Vernon of Hancock County, Indiana Multi-School Bldg Corp.
	(ROCS RR II R 2197) VRDN 3.65% due 01/15/2023 (a)	8,175,000
5,700,000	Noblesville, Indiana Bldg Corp. (Putters - Series 1068) VRDN
	3.66% due 07/15/2013 (a)	5,700,000
5,510,000	Shelbyville, Indiana Central Renovation School Building Corp. (Putters -
	Series 1075) VRDN 3.66% due 07/15/2013 (a)	5,510,000
5,140,000	Sunman-Dearborn, Indiana High School Bldg Corp. (Putters -
	Series 671) VRDN 3.66% due 01/15/2013 (a)	5,140,000
Iowa -- 1.3%

6,480,000	Eclipse Funding Trust 2006-0081 (Solar Eclipse - Des Moines, Iowa
	Wastewater) VRDN 3.64% due 06/01/2034 (a)	6,480,000
37,565,000	Iowa City, Iowa Rev (Act Inc.) DDN 3.83% due 04/01/2032 (a)	37,565,000

Face
Amount	Issue	Value
Iowa (concluded)

$5,000,000	Iowa Finance Auth Health Facilities Rev (Care Initiatives Project)
	DDN 3.78% due 11/01/2036 (a)	$5,000,000
	Iowa Finance Auth Retirement Community Rev (Series B) DDN:
2,050,000	(Deerfield Retirement) 3.61% due 12/01/2033 (a)	2,050,000
6,500,000	(Wesley Retirement) 3.61% due 12/01/2033 (a)	6,500,000
	Iowa Finance Auth Rev (Museum of Art Foundation) DDN:
13,150,000	3.78% due 06/01/2033 (a)	13,150,000
14,500,000	3.78% due 10/01/2033 (a)	14,500,000
5,760,000	Iowa Higher Educational Loan Auth Rev (Buena Vista University
	Project) VRDN 3.76% due 12/01/2012 (a)	5,760,000
	Iowa Higher Educational Loan Auth Rev (Private Colleges - Des
	Moines) DDN:
6,330,000	3.78% due 10/01/2024 (a)	6,330,000
9,680,000	3.78% due 10/01/2033 (a)	9,680,000
20,050,000	Iowa Higher Educational Loan Auth Rev (Private Colleges - St. Ambrose)
	DDN 3.73% due 04/01/2033 (a)	20,050,000
5,440,000	Iowa Higher Educational Loan Auth Rev (University Dubuque -
	Series C) RAN 5.00% due 05/24/2007	5,456,860
	Louisa County, Iowa PCR (Iowa G&E Co) VRDN:
3,900,000	3.57% due 03/01/2017 (a)	3,900,000
19,500,000	(Series A) 3.57% due 09/01/2016 (a)	19,500,000
10,000,000	Municipal Securities Trust Certificates (Series 2006-275) VRDN
	3.53% due 04/02/2020 (a)	10,000,000
15,370,000	Municipal Securities Trust Certificates Class A (Iowa Finance Auth
	Hospital Facilities Rev Health System - Series 26) VRDN 3.53%
	due 06/01/2010 (a)	15,370,000
11,810,000	Tobacco Settlement Auth Iowa (ROCS RR II R 456 CE)
	VRDN 3.66% due 06/01/2046 (a)	11,810,000
7,200,000	Wapello County, Iowa Rev (Ottumwa Regional Health Center)
	VRDN 3.60% due 10/01/2031 (a)	7,200,000
Kansas -- 0.9%

7,630,000	Johnson County, Kansas Public Bldg Community Lease Rev
	(Putters - Series 528) VRDN 3.66% due 09/01/2010 (a)	7,630,000
5,145,000	Johnson County, Kansas School District Shawnee Mission (Putters -
	Series 512) VRDN 3.66% due 10/01/2012 (a)	5,145,000
4,170,000	Kansas State Department Transportation Highway Rev (ROCS RR
	II R 6020) VRDN 3.65% due 03/01/2019 (a)	4,170,000
	Kansas State Development Finance Auth Lease Rev DDN:
3,100,000	(Series 1-J) 3.73% due 12/01/2018 (a)	3,100,000
17,200,000	(Series 2-J) 3.73% due 12/01/2034 (a)	17,200,000
38,900,000	Kansas State Development Finance Auth Rev (Sisters of Charity -
	Series D) DDN 3.73% due 12/01/2031 (a)	38,900,000
3,440,000	Lawrence, Kansas Industrial Rev (Prosoco Inc. Project - Series A)
	VRDN 3.75% due 12/01/2018 (a)	3,440,000
8,475,000	Lehman Municipal Trust Receipts Various States (Sedgwick & Shawnee
	Counties - Series 06-K54) VRDN 3.60% due 12/01/2038 (a)	8,475,000
4,200,000	Lenexa, Kansas M/F Housing Rev (Meadows Apartments Project -
	Series A) VRDN 3.70% due 04/15/2035 (a)	4,200,000
15,775,000	Olathe, Kansas Health Facilities Rev (Olathe Medical Center - Series A)
	DDN 3.73% due 09/01/2032 (a)	15,775,000
35,195,000	University of Kansas Hospital Auth Health Facilities Rev DDN
	3.73% due 09/01/2034 (a)	35,195,000
Kentucky -- 2.7%

945,000	Boone County, Kentucky IBR (Diocesan Educational Projects)
	VRDN 3.83% due 11/01/2018 (a)	945,000
2,400,000	Carroll County, Kentucky PCR CP 3.68% due 02/09/2007	2,400,000
1,955,000	Crestview Hills, Kentucky IBR (Thomas More Project) VRDN 3.73%
	due 11/01/2018 (a)	1,955,000
1,030,000	Dayton, Kentucky IBR (Willow Green Project) VRDN 3.83%
	due 08/01/2020 (a)	1,030,000
4,030,000	Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN
	3.56% due 04/01/2020 (a)	4,030,000
12,445,000	Hopkins County, Kentucky Hospital Rev (Floaters - Series 730)
	VRDN 3.65% due 11/15/2011 (a)	12,445,000
	Jefferson County, Kentucky PCR (Louisville Gas & Electric Project) CP:
31,000,000	(Series 92-A) 3.68% due 03/28/2007 (a)	31,000,000
35,200,000	(Series 93-A) 3.64% due 03/28/2007 (a)	35,200,000
40,600,000	Kenton County, Kentucky Airport Board of Special Facilities Rev
	(Airis Cincinnati - Series A) VRDN 3.73% due 07/01/2032 (a)	40,600,000
4,140,000	Kenton County, Kentucky Educational Rev (St. Pius X School District
	Projects) VRDN 3.73% due 06/01/2023 (a)	4,140,000
2,850,000	Kentucky EDF (Solid Waste Disposal Rev Republic Services Inc.) VRDN
	3.90% due 07/01/2035 (a)	2,850,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Kentucky (concluded)

$93,021,000	Kentucky Inc., Kentucky Public Energy Auth (Gas Supply Rev - Series A)
	DDN 3.74% due 08/01/2016 (a)	$93,021,000
5,302,500	Kentucky State Turnpike Auth EDR (Floaters - Series 1061)
	VRDN 3.65% due 07/01/2018 (a)	5,302,500
20,000,000	Kentucky State Turnpike Auth Resource Recovery Rev (Floaters -
	Series 488) VRDN 3.65% due 07/01/2007 (a)	20,000,000
2,750,000	Lehmen Municipal Trust Rcpts (Kentucky Housing Corp. - Floaters - Series 06)
	VRDN 3.60% due 07/01/2037 (a)	2,750,000
5,017,500	Louisville & Jefferson County, Kentucky (Sewer & Drain System Rev -
	Floaters - Series 1517) VRDN 3.65% due 05/15/2038 (a)	5,017,500
7,400,000	Mercer County, Kentucky PCR (Kentucky Utility Co. Project - Series A)
	CP 3.68% due 02/09/2007	7,400,000
2,400,000	Muhlenberg County, Kentucky PCR (Kentucky Utility Co. - Series A)
	CP 3.68% due 02/09/2007	2,400,000
41,750,000	Shelby County, Kentucky Lease Rev (Series A) DDN 3.73%
	due 09/01/2034 (a)	41,750,000
	Trimble County, Kentucky PCR CP:
27,500,000	3.55% due 02/08/2007	27,500,000
35,000,000	3.60% due 03/07/2007	35,000,000
30,000,000	3.64% due 03/27/2007	30,000,000
30,000,000	3.64% due 03/30/2007	30,000,000
Louisiana -- 3.5%

4,500,000	Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake)
	VRDN 3.60% due 06/01/2025 (a)	4,500,000
6,000,000	Eagle Tax-Exempt Trust - New Orleans, Louisiana VRDN
	3.69% due 12/01/2021 (a)	6,000,000
3,620,000	East Baton Rouge, Louisiana Mortgage Finance Auth S/F Rev (Floaters -
	Series 996) VRDN 3.71% due 06/02/2008 (a)	3,620,000
	Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall Auth Special Tax) VRDN:
8,060,000	(ROCS RR II R 4038) 3.68% due 07/15/2023 (a)	8,060,000
10,525,000	(ROCS RR II R 4060) 3.68% due 07/15/2022 (a)	10,525,000
	Jefferson Parish, Louisiana Home Mortgage Auth S/F Mortgage Rev
	(Series B) FXRDN:
10,000,000	3.55% due 02/08/2007 (a)	10,000,000
19,923,925	4.52% due 03/01/2007 (a)	19,923,925
9,597,400	4.52% due 12/03/2007 (a)	9,597,400
12,000,000	Jefferson Parish, Louisiana Hospital Service Rev (Putters - Series 522)
	VRDN 3.67% due 12/01/2008 (a)	12,000,000
13,955,000	Lafayett, Louisiana Utilities Rev (Merlots - Series B-23) VRDN
	3.53% due 11/01/2028 (a)	13,955,000
	Lake Charles, Louisiana Habor & Rev (Conoco Inc. Project) VRDN:
20,900,000	(Series A) 3.55% due 09/01/2029 (a)	20,900,000
3,400,000	(Series B) 3.60% due 09/01/2012 (a)	3,400,000
	Louisiana Housing Finance Agency Mortgage Rev VRDN:
23,691,000	(Floaters - Series 1069) 3.71% due 12/01/2047 (a)	23,691,000
25,243,758	(Floaters - Series 1224) 3.69% due 12/01/2047 (a)	25,243,758
45,025,000	Louisiana Housing Finance Agency M/F Rev (Floaters - Series 1556)
	VRDN 3.68% due 12/01/2041 (a)	45,025,000
2,360,000	Louisiana Local Government Environmental Facilities & Community
	Development Auth Rev (Northwestern State University Student
	Housing - Series A) VRDN 3.69% due 08/01/2034 (a)	2,360,000
	Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN:
18,650,000	3.59% due 12/01/2038 (a)	18,650,000
3,400,000	3.59% due 12/01/2039 (a)	3,400,000
13,000,000	Louisiana Public Facilities Auth (Air Products & Chemical Project)
	DDN 3.82% due 12/01/2040 (a)	13,000,000
	Louisiana State Gas & Fuels Tax Rev VRDN:
56,430,000	(Eagle 0060030 CL-A) 3.66% due 05/01/2035 (a)	56,430,000
9,900,000	(Eagle 20060073 CL-A) 3.66% due 05/01/2035 (a)	9,900,000
6,490,000	(Eagle 20060137 CL-A) 3.67% due 05/01/2036 (a)	6,490,000
9,900,000	(Eagle 20060148 CL-A) 3.66% due 05/01/2036 (a)	9,900,000
30,000,000	(Eagle 720050038 CL-A) 3.66% due 05/01/2035 (a)	30,000,000
31,725,000	(Floaters - Series 1127) 3.66% due 05/01/2035 (a)	31,725,000
7,510,000	(Putters - Series 1065) 3.66% due 05/01/2013 (a)	7,510,000
25,870,000	(Putters - Series 1065) 3.66% due 05/01/2014 (a)	25,870,000
58,650,000	Louisiana State Municipal National Gas Purchasing & Distribution
	Auth Gas Rev (Putters - Series 1411Q) VRDN 3.67% due 03/15/2014 (a)	58,650,000
11,105,000	Louisiana State University (Agricultural & Mechanical College
	Board Supervisors Rev) VRDN 3.62% due 07/01/2032 (a)	11,105,000
38,800,000	Morgan Keegan Municipal Product Inc. (New Orleans Louisiana S/F
	Mortgage Rev) VRDN 3.71% due 12/01/2041 (a)	38,800,000
20,000,000	Saint James Parish, Louisiana PCR (Texaco Project - Series A)
	CP 3.61% due 02/13/2007	20,000,000

Face
Amount	Issue	Value
Maine -- 0.3%

$910,000	Grey, Maine Rev (Advance Realty Project) VRDN 3.53% due 10/01/2011 (a)	$910,000
5,600,000	Lehman Municipal Trust Rcpts Various States (Floaters - Series 06)
	VRDN 3.63% due 11/15/2036 (a)	5,600,000
23,185,000	Maine Finance Auth Rev (Jackson Lab Issue - Series 2002)
	VRDN 3.65% due 07/01/2031 (a)	23,185,000
14,000,000	Maine State Housing Auth Mortgage (Series H) FXRDN 3.62% due 12/17/2007	14,000,000
Maryland -- 0.7%

7,000,000	Baltimore County, Maryland EDR (Garrison Forest School Inc. Project)
	DDN 3.72% due 10/01/2031 (a)	7,000,000
17,600,000	Baltimore County, Maryland CP 3.63% due 02/01/2007	17,600,000
	Carroll County, Maryland Rev (Fairhaven & Copper) VRDN:
4,495,000	(Series A) 3.63% due 01/01/2034 (a)	4,495,000
2,305,000	(Series B) 3.61% due 01/01/2034 (a)	2,305,000
	Maryland State Health & Higher Educational Facilities Auth Rev VRDN:
15,900,000	(Floaters - Series 1309) 3.65% due 08/15/2038 (a)	15,900,000
4,750,000	(Series B) 3.65% due 01/01/2037 (a)	4,750,000
	Maryland State Health & Higher Educational Facilities Auth Rev
	(Adventist Healthcare) VRDN:
950,000	(Series A) 3.63% due 01/01/2034 (a)	950,000
16,875,000	(Series A) 3.63% due 01/01/2035 (a)	16,875,000
14,725,000	(Series B) 3.63% due 01/01/2021 (a)	14,725,000
13,000,000	Montgomery County, Maryland CP 3.62% due 02/01/2007	13,000,000
22,000,000	Montgomery County, Maryland EDR (Riderwood Village Inc. Project)
	VRDN 3.64% due 03/01/2034 (a)	22,000,000
Massachusetts -- 3.4%

10,000,000	ABN-AMRO Muni Tops -- Massachusetts (Series 2005-34) VRDN
	3.64% due 08/15/2013 (a)	10,000,000
30,400,000	Massachusetts Bay Transportation Auth (Floaters - Series 156)
	DDN 3.68% due 07/01/2030 (a)	30,400,000
5,995,000	Massachusetts Bay Transportation Auth (ROCS RR II R 9021)
	VRDN 3.65% due 07/01/2034 (a)	5,995,000
	Massachusetts State VRDN:
4,000,000	(Floaters - Series 16-K) 3.52% due 12/01/2023 (a)	4,000,000
5,775,000	(ROCS RR II R 6050) 3.65% due 09/01/2022 (a)	5,775,000
	Massachusetts State (Series F) CP:
33,000,000	3.62% due 02/01/2007	33,000,000
30,000,000	3.61% due 02/05/2007	30,000,000
	Massachusetts State Development Finance Agency CP:
40,000,000	3.63% due 02/01/2007	40,000,000
10,000,000	3.65% due 02/14/2007	10,000,000
15,833,000	3.57% due 03/12/2007	15,833,000
3,500,000	3.65% due 03/14/2007	3,500,000
	Massachusetts State Development Finance Agency VRDN:
8,435,000	(Bancroft School) 3.63% due 09/01/2031 (a)	8,435,000
4,000,000	(Buckingham Brown & Nichols) 3.62% due 06/01/2036 (a)	4,000,000
9,850,000	(Cordis Mills LLC) 3.56% due 12/01/2032 (a)	9,850,000
3,945,000	(Dexter School Project) 3.63% due 05/01/2031 (a)	3,945,000
10,000,000	(Fessenden School) 3.65% due 08/01/2031 (a)	10,000,000
13,920,000	(Gordon College) 3.63% due 09/01/2032 (a)	13,920,000
15,415,000	(Groton School) 3.65% due 03/01/2034 (a)	15,415,000
4,740,000	(Lesley University) 3.65% due 07/01/2033 (a)	4,740,000
23,870,000	(Suffolk University Asset Guaranty) 3.58% due 07/01/2032 (a)	23,870,000
10,115,000	(Suffolk University - Series A) 3.55% due 07/01/2035 (a)	10,115,000
17,400,000	(Wentworth Institute of Technology) 3.63% due 10/01/2030 (a)	17,400,000
28,365,000	(Wentworth Institute of Technology) 3.68% due 10/01/2033 (a)	28,365,000
5,100,000	(Wilbraham & Monson Academy) 3.63% due 09/01/2036 (a)	5,100,000
13,420,000	Masschusetts State Health & Educational Auth Rev (Putters - Series 1279)
	VRDN 3.66% due 10/01/2012 (a)	13,420,000
7,860,000	Massachusetts State Health & Educational Facilities Auth Rev (The
	Boston Home Inc. - Series B) VRDN 3.63% due 06/01/2032 (a)	7,860,000
10,000,000	Massachusetts State Health & Educational Facilities Auth Rev
	(Harvard) DDN 3.65% due 11/01/2049 (a)	10,000,000
	Massachusetts State IFA Rev (New England Power Co.) CP:
34,000,000	(Series 92) 3.67% due 03/09/2007	34,000,000
10,500,000	(Series 92) 3.59% due 02/09/2007	10,500,000
40,000,000	(Series 93-A) 3.59% due 02/09/2007	40,000,000
	Massachusetts State School Bldg Auth Dedicated Sales Tax Rev VRDN:
5,820,000	(Eagle 20060035 CL-A) 3.66% due 08/15/2030 (a)	5,820,000
6,800,000	(Eagle 20060055 CL-A) 3.66% due 08/15/2030 (a)	6,800,000
14,860,000	Massachusetts State Special Obligation Dedicated Tax Rev
	(Merlots - Series B-19) VRDN 3.52% due 01/01/2028 (a)	14,860,000
6,505,000	Massachusetts State Turnpike Auth Highway System Rev
	(ROCS RR II R 536) VRDN 3.65% due 01/01/2037 (a)	6,505,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Massachusetts (concluded)

$28,500,000	Massachusetts State Water Pollution Abatement Trust Rev (Municipal
	Securities Trust Rcpts - Series 87) DDN 3.73% due 08/01/2023 (a)	$28,500,000
16,400,000	Municipal Securities Trust Certificates Class A (Series 2001-155)
	DNN 3.77% due 04/28/2016 (a)	16,400,000
8,410,000	Municipal Securities Trust Certificates (Series 5018) VRDN
	3.53% due 09/25/2023 (a)	8,410,000
1,790,000	University of Massachusetts (Bldg Auth Project - ROCS RR II R 6016)
	VRDN 3.65% due 11/01/2015 (a)	1,790,000
Michigan -- 2.6%

28,000,000	ABN-AMRO Muni Tops - Detroit Michigan Sewer Rev (Series - 2005-3)
	VRDN 3.65% due 07/01/2013 (a)	28,000,000
7,000,000	ABN-AMRO Muni Tops - Michigan State Bldg Auth Rev (Series - 2005-33)
	VRDN 3.65% due 10/15/2013 (a)	7,000,000
8,235,000	Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 3.69%
	due 10/01/2023 (a)	8,235,000
	Detroit, Michigan City School District VRDN:
12,035,000	(Merlots - Series A-115) 3.53% due 04/01/2019 (a)	12,035,000
8,490,000	(Merlots - Series B-27) 3.53% due 05/01/2027 (a)	8,490,000
	Detroit, Michigan Sewer Disposal Rev VRDN:
9,800,000	(Eagle 20060127 CL-A) 3.66% due 07/01/2036 (a)	9,800,000
6,330,000	(Floaters - Series 60) 3.66% due 07/01/2036 (a)	6,330,000
5,465,000	(Merlots - Series B-01) 3.53% due 07/01/2022 (a)	5,465,000
58,915,000	Eastern Michigan University Rev (Series A) DDN 3.73% due 06/01/2036 (a)	58,915,000
3,700,000	Lanse Creuse, Michigan Public Schools (Eagle 20060032 CL-A)
	VRDN 3.66% due 05/01/2035 (a)	3,700,000
5,750,000	Macomb County, Michigan Hospital Finance Auth Rev (Mount Clemens -
	Series A-2) DDN 3.74% due 10/01/2020 (a)	5,750,000
6,200,000	Michigan City M/F Housing Rev (Garden Estates West Apartments)
	VRDN 3.70% due 10/01/2036 (a)	6,200,000
	Michigan State Bldg Auth Rev VRDN:
3,200,000	(Putters - Series 1465) 3.67% due 04/15/2014 (a)	3,200,000
9,500,000	(ROCS RR II R 717) 3.66% due 10/15/2036 (a)	9,500,000
10,160,000	(ROCS RR II R 7039) 3.67% due 10/15/2024 (a)	10,160,000
	Michigan State Higher Educational Facilities Auth Rev VRDN:
6,000,000	(Adrian College) 3.65% due 03/01/2031 (a)	6,000,000
14,425,000	(Ave Maria School Project) 3.69% due 08/01/2026 (a)	14,425,000
14,935,000	Michigan State Hospital Finance Auth Rev (Crittenton Hospital - Series A)
	DDN 3.74% due 03/01/2030 (a)	14,935,000
	Michigan State Hospital Finance Auth Rev VRDN:
12,995,000	(Merlots - Series K) 3.53% due 11/15/2023 (a)	12,995,000
1,675,000	(ROCS RR II R 588) 3.65% due 11/15/2046 (a)	1,675,000
10,300,000	Michigan State Housing Development Auth M/F Rev (Limited Obligation
	Housing - Jackson Project) DDN 3.83% due 06/01/2037 (a)	10,300,000
	Michigan State Strategic Fund Limited Obligation Rev (Detroit
	Symphony Project) DDN:
25,655,000	(Series A) 3.73% due 06/01/2031 (a)	25,655,000
10,550,000	(Series B) 3.73% due 06/01/2031 (a)	10,550,000
	Michigan State Strategic Fund Limited Obligation Rev VRDN:
8,500,000	(Dow Chemical Project - Series B-1) 3.62% due 06/01/2014 (a)	8,500,000
2,900,000	(North America Inc. Project) 3.83% due 04/01/2011 (a)	2,900,000
5,500,000	(Sur-Flo Plastics Inc. Project) 3.78% due 08/01/2025 (a)	5,500,000
4,230,000	(Weller Trunk Parts Project) 3.78% due 10/01/2029 (a)	4,230,000
15,850,000	Michigan State Strategic Fund (Dow Chemical Project) CP
	3.74% due 02/05/2007	15,850,000
13,240,000	Michigan State Trunk Line (Merlots - Series B-02) VRDN
	3.53% due 11/01/2021 (a)	13,240,000
24,200,000	Municipal Securities Trust Certificates (Michigan State Bldg Auth)
	DDN 3.78% due 10/07/2014 (a)	24,200,000
10,500,000	Municipal Securities Trust Certificates Class A (Detroit Michigan
	Sewer Disposal Rev - Series 2001-166) VRDN 3.75% due 12/15/2021 (a)	10,500,000
21,675,000	Northern Michigan University Rev DDN 3.73% due 06/01/2031 (a)	21,675,000
3,475,000	Oakland County, Michigan EDC Limited Obligation Rev (Su Dan Co.
	Project) VRDN 3.78% due 07/01/2024 (a)	3,475,000
5,735,000	Oakland University Michigan Rev (ROCS RR II R 2154) VRDN
	3.65% due 05/15/2022 (a)	5,735,000
2,650,000	Southfield, Michigan Library Bldg Auth (ROCS RR II R 7521)
	VRDN 3.65% due 05/01/2023 (a)	2,650,000
6,120,000	Sturgis, Michigan Public School District (Putters - Series 728)
	VRDN 3.66% due 11/01/2012 (a)	6,120,000
6,600,000	Wayne County, Michigan Airport Auth Rev (Eagle 720053029 CL-A)
	VRDN 3.69% due 12/01/2034 (a)	6,600,000
Minnesota -- 2.1%

	Dakota County, Minnesota Community Development Agency M/F Housing Rev DDN:
10,000,000	(Brentwood Hills Apartments Project - Series A) 3.83% due 09/01/2038 (a)	10,000,000
21,755,000	(Regatta Commons Project - Series A) 3.83% due 01/01/2038 (a)	21,755,000

Face
Amount	Issue	Value
Minnesota (concluded)

$16,757,500	Duluth, Minnesota EDA Health Care Facilities Rev (Floaters -
	Series 895) VRDN 3.65% due 02/15/2020 (a)	$16,757,500
2,800,000	Hennepin County, Minnesota Housing & Redevelopment Auth M/F
	Rev (Stone Arch Apartments Project) VRDN 3.70% due 04/15/2035 (a)	2,800,000
2,500,000	Minneapolis, Minnesota Rev (Minnehaha Academy Project) DDN
	3.83% due 05/01/2026 (a)	2,500,000
	Minnesota State VRDN:
14,300,000	(Floaters - Series 1462) 3.65% due 06/01/2018 (a)	14,300,000
6,140,000	(Putters - Series 1421) 3.66% due 06/01/2014 (a)	6,140,000
2,150,000	(ROCS RR II R 4065) 3.65% due 08/01/2023 (a)	2,150,000
9,700,000	Municipal Securities Trust Certificates (Series 2007-292)
	VRDN 3.55% due 12/23/2015 (a)	9,700,000
	Rochester, Minnesota Health Care Facilities CP:
21,000,000	(Series 00-A) 3.60% due 02/08/2007	21,000,000
20,000,000	(Series 00-A) 3.60% due 03/12/2007	20,000,000
10,000,000	(Series 00-B) 3.58% due 03/01/2007	10,000,000
19,000,000	(Series 00-B) 3.60% due 03/12/2007	19,000,000
39,000,000	(Series 00-C) 3.60% due 02/08/2007	39,000,000
31,400,000	(Series 01-A) 3.60% due 03/12/2007	31,400,000
23,150,000	(Series 01-B) 3.60% due 02/08/2007	23,150,000
10,000,000	(Series 92-B) 3.60% due 02/08/2007	10,000,000
17,200,000	(Series 92-B) 3.60% due 03/12/2007	17,200,000
4,815,000	St. Paul, Minnesota Housing & Redevelopment Auth Hospital Rev
	(ROCS RR II R 569 CE) VRDN 3.65% due 11/15/2013 (a)	4,815,000
39,600,000	St. Paul, Minnesota Metro Airports Rev (Floaters - Series 2007-1)
	VRDN 3.66% due 01/01/2032 (a)	39,600,000
10,000,000	St. Paul, Minnesota Port Auth Rev (Amherst H. Wilder Foundation -
	Series 06-3) VRDN 3.73% due 04/01/2036 (a)	10,000,000
Mississippi -- 0.9%

14,995,000	Mississippe Business Finance Corp. Gulf Opportunity Zone IDR
	(Floaters - Series 99-G) VRDN 3.66% due 12/01/2028 (a)	14,995,000
10,000,000	Mississippi Business Finance Corp. Solid Waste Disposal Rev
	(Mississippi Power Co. Project) DDN 3.71% due 05/01/2028 (a)	10,000,000
	Mississippi Development Bank Special Obligation VRDN:
14,560,000	(Loan Program - Desoto County) 3.63% due 11/01/2022 (a)	14,560,000
11,595,000	(Merlots - Series A-16) 3.53% due 07/01/2031 (a)	11,595,000
6,875,000	(ROCS RR II R 6051) 3.65% due 01/01/2022 (a)	6,875,000
7,000,000	Mississippe Development Bank Special Obligation (Magnolia Regional
	Health Center Project - Series A) VRDN 3.66% due 10/01/2036 (a)	7,000,000
57,791,500	Mississippi Home Corp. S/F Rev (Floaters - Series 1212)
	VRDN 3.68% due 12/01/2008 (a)	57,791,500
23,535,000	Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi
	Health Service - Series 1) CP 3.60% due 03/01/2007	23,535,000
Missouri -- 1.4%

9,380,000	Branson, Missouri School District (Putters - Series 1427) VRDN
	3.66% due 03/01/2013 (a)	9,380,000
5,685,000	Bridgeton, Missouri IDA IDR (Stikze Printing Project) VRDN
	3.75% due 11/01/2031 (a)	5,685,000
3,200,000	Jackson County, Missouri IDA Health Facilities Rev (Kansas City
	Hospice) VRDN 3.57% due 01/01/2030 (a)	3,200,000
8,125,000	Jackson County, Missouri Special Obligation (ROCS RR II R 9014)
	VRDN 3.65% due 12/01/2029 (a)	8,125,000
9,600,000	Kansas City, Missouri IDA Rev (Ewing Marion Kauffman - Series A)
	DDN 3.73% due 04/01/2027 (a)	9,600,000
7,500,000	Kansas City, Missouri Municipal Assistance Corp. Rev (Putters - Series 1327)
	VRDN 3.67% due 04/15/2014 (a)	7,500,000
5,306,000	Missouri State Board Public Bldg Special Obligations (Floaters -
	Series 1433) VRDN 3.65% due 10/15/2027 (a)	5,306,000
14,000,000	Missouri State Development Finance Board Lease Rev (Missouri
	Associate Municipal Utilities Lease) DDN 3.78% due 06/01/2033 (a)	14,000,000
	Missouri State Health & Educational Facilities Auth DDN:
3,500,000	(Bethesda Health Group) 3.78% due 08/01/2034 (a)	3,500,000
32,210,000	(Bethesda Health Group - Series A) 3.78% due 08/01/2031 (a)	32,210,000
25,900,000	(Christian Brothers - Series A) 3.78% due 10/01/2032 (a)	25,900,000
5,400,000	(De Smet Jesuit High School) 3.78% due 11/01/2027 (a)	5,400,000
6,550,000	(Drury College) 3.78% due 08/15/2024 (a)	6,550,000
5,000,000	(Rockhurst High School) 3.68% due 09/01/2030 (a)	5,000,000
2,970,000	(State Louis University) 3.76% due 07/01/2032 (a)	2,970,000
10,485,000	(State Louis University - Series A) 3.70% due 10/01/2016 (a)	10,485,000
21,235,000	(State Louis University - Series B) 3.76% due 10/01/2024 (a)	21,235,000
8,470,000	Missouri State Health & Educational Facilities Auth Rev
	(Eagle 20060166 CL-A) VRDN 3.66% due 01/15/2037 (a)	8,470,000
	Missouri State Health & Educational Facilities Auth Rev RAN:
1,750,000	(Central Methodist) 5.00% due 04/25/2007	1,754,022
2,750,000	(Drury University) 5.00% due 04/25/2007	2,756,320

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Missouri (concluded)

$6,970,000	Missouri State Highways & Transportation Community State Road Rev
	(Putters - Series 1433) VRDN 3.66% due 05/01/2014 (a)	$6,970,000
9,030,000	Missouri State Housing Development Community S/F Mortgage Rev
	(Series A) FXRDN 4.52% due 05/15/2007	9,030,000
14,020,000	Saint Louis, Missouri Airport Rev (Merlots - Series A-18)
	VRDN 3.53% due 07/01/2015 (a)	14,020,000
4,050,000	Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments -
	Series C) VRDN 3.56% due 09/15/2036 (a)	4,050,000
Montana -- 0.3%

14,000,000	Anaconda-Deer Lodge County, Montana EFR (Anaconda Smelter)
	DDN 3.79% due 10/01/2037 (a)	14,000,000
10,495,000	Helena, Montana Higher Educational Rev (Carroll College Campus
	Housing) DDN 3.78% due 10/01/2032 (a)	10,495,000
18,475,000	Montana State Board Investment Municipal Finance FXRDN
	3.65% due 03/01/2007	18,475,000
Nebraska -- 0.4%

10,000,000	ABN-AMRO Muni Tops - Omaha, Nebraska Public Power District (Series -
	2006-65) VRDN 3.66% due 02/01/2015 (a)	10,000,000
20,000,000	American Public Energy Agency, Nebraska Gas Supply Rev (Series A)
	VRDN 3.63% due 12/01/2015 (a)	20,000,000
9,495,000	Municipal Securities Trust Certificates (Omaha, Nebraska -
	Series 2000-108) VRDN 3.75% due 12/05/2024 (a)	9,495,000
	Nebraska Public Power Rev VRDN:
3,235,000	(Eagle 20040014 CL-A) 3.66% due 01/01/2035 (a)	3,235,000
3,335,000	(Eagle 20041016 CL-A) 3.66% due 01/01/2035 (a)	3,335,000
4,100,000	(ROCS RR II R 9000) 3.65% due 01/01/2035 (a)	4,100,000
5,087,500	Omaha Public Power Nebraska Electric Rev (Floaters - Series 1289)
	VRDN 3.65% due 02/01/2036 (a)	5,087,500
9,890,000	Scotts Bluff County, Nebraska Hospital Auth Rev (Regional West
	Medical Center) VRDN 3.64% due 12/01/2028 (a)	9,890,000
Nevada -- 1.1%

	Clark County, Nevada VRDN:
6,000,000	(Floaters - Series 1282) 3.65% due 11/01/2035 (a)	6,000,000
5,925,000	(ROCS RR II R 1035) 3.65% due 06/01/2021 (a)	5,925,000
	Clark County, Nevada School District VRDN:
5,845,000	(Merlots - Series B-02) 3.53% due 06/15/2019 (a)	5,845,000
17,395,000	(Putters - Series 1157) 3.66% due 06/15/2013 (a)	17,395,000
9,890,000	(Putters - Series 1159) 3.66% due 06/15/2013 (a)	9,890,000
24,175,000	(Putters - Series 1624) 3.65% due 12/15/2014 (a)	24,175,000
14,100,000	(ROCS RR II R 7018) 3.65% due 06/15/2020 (a)	14,100,000
7,150,000	Director State Nevada Department of Business & Industry Solid Waste
	Disposal Rev (Republic Service Inc. Project) VRDN 4.00% due 12/01/2034 (a)	7,150,000
10,825,000	Eclipse Funding Trust 2006-0012 (Solar Eclipse - Clark County, Nevada
	School District) VRDN 3.60% due 12/15/2013 (a)	10,825,000
8,305,000	Las Vegas, Nevada Convention & Visitors Auth Rev (Putters - Series 802)
	VRDN 3.66% due 01/01/2013 (a)	8,305,000
9,955,000	Las Vegas Valley, Nevada Water Distribution (Merlots - Series B-10)
	VRDN 3.53% due 06/01/2024 (a)	9,955,000
	Nevada System Higher Education University Rev VRDN:
5,270,000	(Putters - Series 1134) 3.66% due 07/01/2013 (a)	5,270,000
10,000,000	(Putters - Series 1245) 3.66% due 01/01/2014 (a)	10,000,000
5,150,000	North Las Vegas, Nevada (ROCS RR II R 4081) VRDN 3.65% due 05/01/2025 (a)	5,150,000
22,655,000	Truckee Medows, Nevada Water Auth Rev Municipal Securities Trust
	Rcpts (Series 137) VRDN 3.75% due 07/01/2030 (a)	22,655,000
5,235,000	University of Nevada Rev (Putters - Series 929) VRDN 3.66% due
	01/01/2013 (a)	5,235,000
New Hampshire -- 1.0%

9,890,000	New Hampshire Health & Educational Auth Hospital Rev (Wentworth
	Douglass Hospital) DDN 3.83% due 01/01/2031 (a)	9,890,000
8,625,000	New Hampshire Health & Educational Auth Rev (Healthcare - Series B)
	VRDN 3.65% due 01/01/2032 (a)	8,625,000
6,950,000	New Hampshire Health & Educational Auth Rev (New Hampshire
	Institute of Art) VRDN 3.65% due 10/01/2035 (a)	6,950,000
	New Hampshire Higher Educational & Health Facilities Auth Rev VRDN:
4,782,000	(Floaters - Series 772) 3.65% due 01/01/2017 (a)	4,782,000
40,527,000	(Floaters - Series 866) 3.65% due 08/15/2021 (a)	40,527,000
3,240,000	New Hampshire State Business Finance Auth Industrial Facilities
	Rev (Wiggins Airways Inc.) VRDN 3.58% due 12/01/2033 (a)	3,240,000
	New Hampshire State Business Finance Auth PCR (New England
	Power - Series 90-A) CP:
40,000,000	3.62% due 02/09/2007	40,000,000
41,850,000	3.62% due 02/12/2007	41,850,000

Face
Amount	Issue	Value
New Jersey -- 0.3%

	Municipal Securities Trust Certificate (New Jersey State Transportation
	Trust Fund) VRDN:
$20,740,000	(Series 2006-269) 3.55% due 11/03/2022 (a)	$20,740,000
4,265,000	(Series 2006-3010) 3.55% due 06/13/2024 (a)	4,265,000
	New Jersey State Transportation Trust Fund Auth VRDN:
9,325,000	(Floaters - Series 10-Z) 3.67% due 12/15/2034 (a)	9,325,000
16,640,000	(Putters - Series 1366) 3.65% due 12/15/2023 (a)	16,640,000
New Mexico -- 0.3%

5,160,000	Bernalillo County, New Mexico Gross Rcpts Tax Rev (Macon Trust)
	VRDN 3.65% due 04/01/2027 (a)	5,160,000
4,500,000	Lehman Municipal Trust Receipts Various States (Floaters - Series 06-
	K64 Regional D) VRDN 3.60% due 07/01/2037 (a)	4,500,000
39,592,622	New Mexico Mortgage Finance Auth S/F Program FXRDN
	4.52% due 07/01/2007	39,592,622
New York -- 2.8%

20,000,000	Monroe County, New York RAN 4.00% due 04/16/2007	20,015,607
209,750,000	New York City IDA Rev (Bryant Park LLC - Series A) DDN
	3.73% due 11/01/2039 (a)	209,750,000
40,000,000	New York City IDA Rev (Bryant Park LLC - Series A) VRDN
	3.55% due 11/01/2039 (a)	40,000,000
	New York City Municipal Water Finance Auth (Water & Sewer System
	Rev) VRDN:
10,000,000	(Eagle 20040015 CL-A) 3.66% due 06/15/2035 (a)	10,000,000
21,495,000	(Eagle 20050041 CL-A) 3.66% due 06/15/2036 (a)	21,495,000
31,430,000	(Eagle 20060057 CL-A) 3.66% due 06/15/2036 (a)	31,430,000
44,550,000	(Series AA-2) 3.66% due 06/15/2032 (a)	44,550,000
20,000,000	New York State Rev (Secondary Issues Eagle 20070002 CL-A)
	VRDN 3.66% due 03/15/2036 (a)	20,000,000
10,000,000	Niagara-Wheatfield, New York Central School District BAN
	4.50% due 02/15/2007	10,003,270
	Sales Tax Asset Receivable Corp. New York VRDN:
33,905,000	(Eagle 20060066 CL-A) 3.66% due 10/15/2026 (a)	33,905,000
5,265,000	(Putters - Series 565) 3.65% due 10/15/2012 (a)	5,265,000
4,775,000	Tobacco Settlement Financing Corp. New York (Floaters - Series 1457)
	VRDN 3.71% due 06/01/2022 (a)	4,775,000
North Carolina -- 0.3%

18,500,000	Charlotte, North Carolina Water & Sewer System Rev (Series B)
	VRDN 3.60% due 07/01/2036 (a)	18,500,000
3,300,000	Halifax County, North Carolina Industrial Facilities & PCR (Westmoreland)
	DDN 3.78% due 12/01/2019 (a)	3,300,000
15,000,000	North Carolina Capital Facilities Finance Agency Rev (Eagle 20060131 CL-A)
	VRDN 3.66% due 10/01/2044 (a)	15,000,000
4,875,000	North Carolina Eastern Municipal Power Agency & System Rev
	(Merlots - Series A-22) VRDN 3.53% due 01/01/2024 (a)	4,875,000
10,310,000	North Carolina Medical Care Community Health Care Facilities Rev
	(Adult Community Services - Series B) DDN 3.73% due 11/15/2009 (a)	10,310,000
Ohio -- 4.6%

8,000,000	ABN-AMRO Muni Tops - Cincinnati Ohio School District (Series 2003-34)
	VRDN 3.65% due 12/01/2011 (a)	8,000,000
5,035,000	ABN-AMRO Muni Tops - University of Cincinnati Ohio General Rcpts
	(Series 2004-04) VRDN 3.65% due 06/01/2012 (a)	5,035,000
4,995,000	ABN-AMRO Muni Tops Certificates Trust (Series 2004-23) VRDN
	3.65% due 12/01/2011 (a)	4,995,000
2,135,000	Ashland, Ohio BAN 5.00% due 05/24/2007	2,142,890
13,450,000	Bowling Green, Ohio City School District BAN 4.25% due 06/19/2007	13,482,622
6,575,000	Bucyrus, Ohio City School District BAN 4.65% due 03/13/2007	6,582,559
6,900,000	Canfield, Ohio Local School District BAN 4.25% due 09/20/2007	6,926,974
1,885,000	Cinncinnati, Ohio City School District (Floaters - Series 1511)
	VRDN 3.65% due 12/01/2031 (a)	1,885,000
5,000,000	Cleveland-Cuyahoga County, Ohio Port Auth Cultural Facilities Rev
	(Playhouse Square Foundation Project) VRDN 3.63% due 11/15/2034 (a)	5,000,000
10,685,000	Cleveland, Ohio Airport System Rev (Municipal Securities Trust Rcpts -
	Series 126) VRDN 3.51% due 01/01/2031 (a)	10,685,000
	Clinton County, Ohio Hospital Rev VRDN:
8,600,000	(McCullough-Hyde Project - Series B-1) 3.67% due 11/01/2020 (a)	8,600,000
4,300,000	(Memorial Hospital Project - Series A-1) 3.60% due 08/01/2022 (a)	4,300,000
8,000,000	(Series D-1) 3.50% due 12/01/2015 (a)	8,000,000
2,180,000	Clinton & Massie, Ohio Local School District BAN 4.00% due 11/21/2007	2,186,247
5,185,000	Columbus, Ohio City School District (ROCS RR II R 2128) VRDN
	3.65% due 12/01/2021 (a)	5,185,000
2,485,000	Cuyahoga County, Ohio Civic Facilities Rev (Center For Families &
	Children) VRDN 3.69% due 06/01/2024 (a)	2,485,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Face
Amount	Issue	Value
Ohio (continued)

$9,250,000	Cuyahoga County, Ohio Health Care Facilities Rev (Jennings Center
	Older Adults) VRDN 3.68% due 11/01/2023 (a)	$9,250,000
	Cuyahoga County, Ohio Hospital Rev VRDN:
21,830,000	(Metrohealth System Project) 3.64% due 03/01/2033 (a)	21,830,000
4,680,000	(Sisters Charity Health Systems) 3.64% due 11/01/2030 (a)	4,680,000
1,965,000	Cuyahoga County, Ohio M/F Rev (State Vitus Village Apartments Project)
	VRDN 3.69% due 06/01/2022 (a)	1,965,000
	Cuyahoga County, Ohio Rev (Cleveland Clinic) DDN:
31,500,000	(Series B-1) 3.78% due 01/01/2039 (a)	31,500,000
12,500,000	(Series B-3) 3.78% due 01/01/2039 (a)	12,500,000
3,850,000	Deerfield Township, Ohio BAN 3.61% due 11/29/2007	3,850,000
4,495,000	Deerfield Township, Ohio Tax Increment Rev (Series B) VRDN
	3.68% due 12/01/2022 (a)	4,495,000
	Dover, Ohio Municipal Electric Systems BAN:
2,800,000	4.25% due 06/06/2007	2,806,185
5,500,000	5.00% due 06/06/2007	5,522,676
7,700,000	Dublin, Ohio City School District BAN 4.25% due 10/17/2007	7,735,704
15,000,000	Eagle Tax-Exempt Trust (Cleveland Water - Series 983501)
	VRDN 3.66% due 01/01/2025 (a)	15,000,000
22,955,000	Eagle Tax-Exempt Trust (Ohio State Turnpike Rev - Series 983502)
	VRDN 3.66% due 11/01/2017 (a)	22,955,000
7,825,000	Elyria, Ohio BAN 4.50% due 07/19/2007	7,847,848
7,000,000	Franklin County, Ohio Health Care Facilities Rev (Presbyterian - Series A)
	VRDN 3.64% due 07/01/2036 (a)	7,000,000
	Franklin County, Ohio Hospital Rev (Children's Hospital Project) VRDN:
7,355,000	3.62% due 11/01/2025 (a)	7,355,000
10,305,000	3.62% due 11/01/2033 (a)	10,305,000
3,940,000	Franklin County, Ohio M/F Rev Community Housing Network VRDN
	3.69% due 03/01/2027 (a)	3,940,000
6,240,000	Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN
	3.69% due 08/01/2016 (a)	6,240,000
3,000,000	Hamilton County, Ohio BAN 4.50% due 09/14/2007	3,014,260
1,985,000	Hamilton County, Ohio EDR (The General Protestant) VRDN
	3.56% due 12/01/2017 (a)	1,985,000
	Hamilton County, Ohio Sales Tax (Liquidity Facilities Agreement) VRDN:
10,000,000	(ROCS RR II R 9051) 3.65% due 12/01/2032 (a)	10,000,000
26,000,000	(ROCS RR II R 9052) 3.65% due 12/01/2014 (a)	26,000,000
	Hamilton County, Ohio Student Housing Rev VRDN:
11,570,000	(Block 3 Project) 3.65% due 08/01/2036 (a)	11,570,000
20,305,000	(Stratford Heights Project) 3.65% due 08/01/2036 (a)	20,305,000
4,835,000	Hubbard, Ohio Village School District BAN 4.25% due 06/28/2007	4,847,458
7,999,000	Huber Heights, Ohio (Series A) BAN 4.50% due 03/15/2007	8,007,891
7,295,000	Huron County, Ohio Hospital Facilities Rev (Norwalk Area Health System)
	VRDN 3.63% due 12/01/2027 (a)	7,295,000
7,650,000	Indian Lake, Ohio Local School District BAN 4.20% due 05/24/2007	7,663,464
9,875,000	Jackson, Ohio Hospital Facilities Rev (Health System Inc. Radianassurance)
	VRDN 3.64% due 10/01/2029 (a)	9,875,000
3,300,000	Lakewood, Ohio (Series A) BAN 4.50% due 06/14/2007	3,309,151
10,000,000	Lehman Municipal Trust Receipts Various States (Floaters - Series 06-K74 -
	Regional D) VRDN 3.60% due 09/01/2036 (a)	10,000,000
6,165,000	Licking County, Ohio BAN 4.25% due 11/28/2007	6,196,757
3,105,000	Licking County, Ohio IDR (Renosol Corp. Project) VRDN 3.78%
	due 06/01/2030 (a)	3,105,000
4,680,000	Lima, Ohio BAN 4.50% due 05/03/2007	4,688,424
2,370,000	Lorain County, Ohio BAN 4.75% due 06/06/2007	2,377,821
1,950,000	Mason, Ohio BAN 4.25% due 06/21/2007	1,956,416
2,250,000	Mason, Ohio School District BAN 4.50% due 02/07/2008	2,269,035
1,875,000	Mayfield Heights, Ohio BAN 4.00% due 08/23/2007	1,879,094
1,500,000	Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN 3.95%
	due 08/01/2017 (a)	1,500,000
10,520,000	Middleburg Heights, Ohio Hospital Rev (Southwest General Health)
	VRDN 3.63% due 08/15/2022 (a)	10,520,000
1,200,000	Montgomery County, Ohio EDR (Benjamin & Marin Project - Series A)
	VRDN 3.69% due 04/01/2011 (a)	1,200,000
44,750,000	Montgomery County, Ohio Rev (Miami Valley Hospital - Series A)
	DDN 3.73% due 11/15/2022 (a)	44,750,000
	Montgomery County, Ohio Rev (Series 98-B) CP:
50,000,000	3.60% due 03/06/2007	50,000,000
50,000,000	3.58% due 03/08/2007	50,000,000
14,400,000	Municipal Securities Trust Certificate Class A (Ohio State Turnpike
	Community Rev - Series 104) VRDN 3.75% due 11/14/2017 (a)	14,400,000
3,700,000	North Canton, Ohio Water System BAN 4.50% due 02/14/2007	3,701,401
1,300,000	Ohio State Air Quality Development Auth Rev (Cincinnati Gas &
	Electric - Series B) VRDN 3.68% due 09/01/2030 (a)	1,300,000

Face
Amount	Issue	Value
Ohio (concluded)

$3,170,000	Ohio State Bldg Auth (Putters - Series 790) VRDN 3.66%
	due 10/01/2012 (a)	$3,170,000
7,320,000	Ohio State EDR (Goodwill Industrial Miami Valley Project) VRDN
	3.64% due 06/01/2023 (a)	7,320,000
5,000,000	Ohio State Higher Educational Facilities Community Rev (University
	of Ohio) VRDN 3.70% due 06/01/2026 (a)	5,000,000
	Ohio State Higher Educational Facilities Rev VRDN:
3,400,000	(Antioch University) 3.64% due 02/01/2029 (a)	3,400,000
3,730,000	(Ashland University Project) 3.66% due 09/01/2024 (a)	3,730,000
2,645,000	Ohio State (ROCS RR II R 6075) VRDN 3.65% due 05/01/2014 (a)	2,645,000
3,300,000	Ohio State Solid Waste Rev (Republic Services Inc. Project) VRDN
	3.90% due 11/01/2035 (a)	3,300,000
7,995,000	Ohio State Turnpike Rev (Merlots - Series B-05) VRDN
	3.53% due 02/15/2024 (a)	7,995,000
6,540,000	Port Auth Columbiana County, Ohio IDR (Gei of Columbiana Inc.
	Project) VRDN 3.74% due 06/01/2022 (a)	6,540,000
2,370,000	Princeton, Ohio City School District Municipal Securities Trust Rcpts
	(Series 50-A) VRDN 3.65% due 12/01/2030 (a)	2,370,000
5,865,000	Richland County, Ohio Rev (Mansfield Area YMCA Project) VRDN
	3.69% due 11/01/2019 (a)	5,865,000
5,700,000	Rickenbacker, Ohio Port Auth (ROCS RR II R 591 CE) VRDN
	3.65% due 01/01/2032 (a)	5,700,000
8,595,000	Salem, Ohio Civic Facilities Rev (Salem Community Center Inc.
	Project) VRDN 3.69% due 06/01/2027 (a)	8,595,000
7,750,000	Sandusky, Ohio BAN 4.12% due 10/23/2007	7,789,215
855,000	Seneca County, Ohio BAN 4.25% due 11/29/2007	859,285
1,000,000	Solon, Ohio BAN 4.00% due 11/21/2007	1,003,099
	South Lebanon Village, Ohio M/F Rev Housing (Pedcor Investments -
	Cedars) VRDN:
7,680,000	(Series A) 3.80% due 09/01/2038 (a)	7,680,000
1,095,000	(Series B) 3.65% due 09/01/2038 (a)	1,095,000
	Teays Valley, Ohio Local School District BAN:
7,900,000	4.25% due 06/15/2007	7,918,681
3,900,000	4.00% due 07/20/2007	3,907,001
1,200,000	Tiffin, Ohio (Series 2) BAN 4.25% due 03/01/2007	1,200,580
12,260,000	Toledo, Ohio (Series 2) BAN 4.00% due 05/24/2007	12,285,623
	University of Cincinnati Ohio BAN:
4,000,000	(Series C) 4.50% due 01/24/2008	4,033,840
7,375,000	(Series E) 4.75% due 07/06/2007	7,405,315
1,925,000	Upper Valley, Ohio Vocational School District BAN 4.25% due 11/28/2007	1,930,791
5,230,000	Washington Court House Ohio City School District (Putters - Series 1100)
	VRDN 3.66% due 06/01/2013 (a)	5,230,000
3,210,000	Willoughby, Ohio IDR (Kennedy Group Inc. Project) VRDN
	3.74% due 09/01/2018 (a)	3,210,000
	Wood County, Ohio IDR VRDN:
1,360,000	(GHT Property Management LLC Project) 3.76% due 08/01/2019 (a)	1,360,000
1,535,000	(TL INDS & AMPP Inc. Project) 3.79% due 05/01/2011 (a)	1,535,000
Oklahoma -- 0.5%

3,584,274	Comanche County, Oklahoma Home Finance Auth S/F Mortgage
	Rev (Series A) FXRDN 3.86% due 05/01/2007	3,584,274
27,670,000	Morgan Keegan Municipal Products Inc., Oklahoma S/F Mortgage Rev
	(Floaters - Series A) VRDN 3.71% due 05/01/2009 (a)	27,670,000
2,585,000	Oklahoma City, Oklahoma (Putters - Series 743) VRDN 3.66%
	due 03/01/2013 (a)	2,585,000
10,000,000	Oklahoma Development Finance Auth Rev (Conoco Project)
	VRDN 3.60% due 06/01/2037 (a)	10,000,000
10,015,000	Oklahoma Development Finance Auth Rev (Inverness Village -
	Continuing Care Retirement - Series C) DDN 3.78% due 02/01/2012 (a)	10,015,000
12,313,000	Oklahoma Housing Finance Agency S/F Rev FXRDN
	4.52% due 02/28/2007	12,313,000
9,000,000	Payne County, Oklahoma EDA Student Housing Rev (Student Project -
	Series B) VRDN 3.62% due 07/01/2037 (a)	9,000,000
Oregon -- 0.8%

10,000,000	ABN-AMRO Muni Tops - Portland Oregon (Series 2001-04) VRDN
	3.65% due 06/01/2009 (a)	10,000,000
9,755,000	Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living
	Facilities - Mary's Woods) VRDN 3.63% due 11/01/2029 (a)	9,755,000
2,005,000	Multnomah County, Oregon Higher Educational Rev (Concordia University
	Portland Project) DDN 3.78% due 12/01/2029 (a)	2,005,000
7,910,000	Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park
	Plaza Project) DDN 3.74% due 11/15/2033 (a)	7,910,000
3,020,000	Oregon State Development Administrative Services Certificate Partnership
	(ROCS RR II R 7017) VRDN 3.65% due 05/01/2013 (a)	3,020,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Oregon (concluded)

	Oregon State EDR (Newsprint Co. Project - Series 202) DDN:
$21,900,000	(Series 202) 3.77% due 08/01/2025 (a)	$21,900,000
18,600,000	(Series 202) 3.77% due 04/01/2026 (a)	18,600,000
18,000,000	(Series 203) 3.77% due 12/01/2026 (a)	18,000,000
6,700,000	(Series 216) 3.69% due 12/01/2037 (a)	6,700,000
7,000,000	Oregon State Facilities Auth Rev (Oregon Episcopal School Projects -
	Series A) VRDN 3.65% due 10/01/2034 (a)	7,000,000
5,125,000	Oregon State Health Housing Educational & Cultural Facilities Auth
	(Assumption Village Project - Series A) VRDN 3.64% due 03/01/2033 (a)	5,125,000
7,750,000	Portland, Oregon EDR (Broadway Project - Series A) VRDN 3.64%
	due 04/01/2035 (a)	7,750,000
	Portland, Oregon Sewer System Rev VRDN:
1,715,000	(Putters - Series 614) 3.66% due 10/01/2012 (a)	1,715,000
10,600,000	(Putters - Series 1343) 3.67% due 12/15/2013 (a)	10,600,000
4,225,000	Tri-City, Oregon Rev (Putters - Series 787) VRDN 3.66% due 03/01/2013 (a)	4,225,000
Pennsylvania -- 0.9%

17,260,000	ABN-AMRO Muni Tops - Radnor Pennsylvania School District VRDN
	3.65% due 08/15/2013 (a)	17,260,000
6,907,000	Allegheny County, Pennsylvania Hospital Development Auth Rev (University
	of Pittsburgh Medical Center - Series B-1) VRDN 3.74% due 12/01/2016 (a)	6,907,000
16,480,000	Allegheny County, Pennsylvania IDA Health & Housing Facilities Rev
	(Longwood) DDN 3.74% due 07/01/2027 (a)	16,480,000
7,198,000	Erie County, Pennsylvania Auth Rev (Floaters - Series 820) VRDN
	3.65% due 07/01/2022 (a)	7,198,000
4,000,000	Montgomery County, Pennsylvania IDA PCR (Peco - Series B) VRDN
	3.66% due 10/01/2034 (a)	4,000,000
15,000,000	Municipal Securities Trust Certificates (Series 7031) VRDN
	3.65% due 06/01/2032 (a)	15,000,000
	Pennsylvania EDF Auth Facilities Rev VRDN:
13,000,000	(Merck & Co. Inc. West Point Project) 3.68% due 07/01/2031 (a)	13,000,000
8,100,000	(Wastewater Treatment Rev R&M Project - Series A) 3.84% due 10/01/2034 (a)	8,100,000
5,820,000	Pennsylvania State Public School Bldg Auth Lease Rev (Putters -
	Series 798) VRDN 3.66% due 02/01/2013 (a)	5,820,000
4,255,000	Pennsylvania State (ROCS RR II R 506) VRDN 3.65% due 07/01/2019 (a)	4,255,000
8,430,000	Pennsylvania State Turnpike Community Turnpike Rev (Eagle 20040029
	CL-A) VRDN 3.66% due 12/01/2034 (a)	8,430,000
10,400,000	Philadelphia, Pennsylvania Hospital & Higher Education Facilities Auth Rev
	(Childrens Hospital Project - Series B) DDN 3.72% due 07/01/2025 (a)	10,400,000
10,703,000	Philadelphia, Pennsylvania School District (Floaters - Series 496)
	VRDN 3.65% due 04/01/2027 (a)	10,703,000
18,000,000	Temple University of The Commonwealth System of Higher Education
	(Pennsylvania University Funding Obligations) BAN 5.00% due 04/26/2007	18,052,712
Puerto Rico -- 0.3%

40,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (ROCS RR II R 709)
	VRDN 3.66% due 12/15/2008 (a)	40,000,000
Rhode Island -- 0.2%

8,695,000	Lehman Municipal Trust Rcpts (Floaters - Series 06) VRDN 3.63%
	due 10/01/2046 (a)	8,695,000
1,730,000	Rhode Island State EDC Airport Rev (Putters - Series 971) VRDN
	3.68% due 01/01/2013 (a)	1,730,000
3,280,000	Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer
	Project) VRDN 3.58% due 12/01/2023 (a)	3,280,000
	Rhode Island State IFC IDR VRDN:
4,325,000	(Eric Goetz Custom Sailboat) 3.67% due 12/01/2036 (a)	4,325,000
1,050,000	(Gardener Specialty - Series A) 3.58% due 05/01/2021 (a)	1,050,000
3,730,000	(Hall Real Estate LLC Project) 3.58% due 02/01/2021 (a)	3,730,000
2,300,000	Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg
	Development) VRDN 3.56% due 12/01/2028 (a)	2,300,000
7,810,000	Rhode Island State Providence Plantations Certificate Partnership
	(Putters - Series 978) VRDN 3.66% due 04/01/2013 (a)	7,810,000
South Carolina -- 1.2%

12,100,000	ABN-AMRO Muni Tops - South Carolina (Series 2002-32) VRDN
	3.65% due 10/01/2010 (a)	12,100,000
8,300,000	Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN
	3.59% due 04/01/2030 (a)	8,300,000
5,555,000	Columbus, South Carolina Certificate Partnership (Putters - Series 574)
	VRDN 3.66% due 02/01/2012 (a)	5,555,000
4,100,000	Darlington County, South Carolina IDR (Nucor Corp. Project - Series A)
	VRDN 3.59% due 08/01/2029 (a)	4,100,000
24,995,000	Eclipse Funding Trust 2006-0064 (Solar Eclipse - South Carolina State
	Public Service Auth Rev) VRDN 3.64% due 01/01/2014 (a)	24,995,000

Face
Amount	Issue	Value
South Carolina (concluded)

	Florence County, South Carolina Solid Waste Disposal & Wastewater
	Treatment Facilities Rev (Roche Carolina Inc. Project) DDN:
$20,850,000	3.79% due 04/01/2026 (a)	$20,850,000
11,700,000	3.79% due 04/01/2028 (a)	11,700,000
6,717,000	Greenville County, South Carolina School District Rev (Floaters - Series 1365)
	VRDN 3.65% due 12/01/2020 (a)	6,717,000
5,210,000	Greenville Hospital System South Carolina Hospital Facilities Rev
	(ROCS RR II R 2025) VRDN 3.65% due 05/01/2019 (a)	5,210,000
10,200,000	Medical University South Carolina Hospital Auth (Hospital Facilities
	Rev Certificates - Series A-5) VRDN 3.66% due 08/15/2027 (a)	10,200,000
	South Carolina Jobs EDA EDR VRDN:
4,215,000	(Corematerials Corp. Project) 3.63% due 04/01/2013 (a)	4,215,000
6,250,000	(Holcim US Inc. Project) 3.78% due 12/01/2033 (a)	6,250,000
5,400,000	(Oconee Memorial Hospital - Series A) 3.67% due 10/01/2036 (a)	5,400,000
315,000	(Parkway Products Inc. Project) 3.72% due 11/01/2007 (a)	315,000
2,800,000	(Printing Co. Project) 3.78% due 07/01/2012 (a)	2,800,000
9,750,000	South Carolina Jobs EDA Health Facilities Rev (Episcopal Church Home)
	VRDN 3.64% due 04/01/2027 (a)	9,750,000
12,665,000	South Carolina Jobs EDA Hospital Facilities Rev (Sisters of Charity
	Hospitals) VRDN 3.64% due 11/01/2032 (a)	12,665,000
4,090,000	South Carolina State (ROCS RR II R 692) VRDN 3.66% due 04/01/2026 (a)	4,090,000
4,525,000	South Carolina State Public Service Auth Rev (ROCS RR II R 6007)
	VRDN 3.65% due 01/01/2022 (a)	4,525,000
	South Carolina State Transportation Infrastructure Bank Rev VRDN:
6,385,000	(Floaters - Series 1460) 3.65% due 10/01/2027 (a)	6,385,000
5,220,000	(Putters - Series 316) 3.66% due 10/01/2021 (a)	5,220,000
19,465,000	South Carolina State Transportation Infrastructure Bank Rev Municipal
	Securities Trust Rcpts (SGA 116) DDN 3.75% due 10/01/2027 (a)	19,465,000
South Dakota -- 0.1%

11,900,000	South Dakota State Health & Educational Facilities Auth Rev (Rapid City
	Regional Hospital) DDN 3.73% due 09/01/2027 (a)	11,900,000
5,880,000	South Dakota State Health & Educational Facilities Auth Rev (University
	Sioux Falls) VRDN 3.78% due 10/01/2034 (a)	5,880,000
Tennessee -- 6.2%

	Blount County, Tennessee Public Bldg Auth (Local Government
	Public Improvement) DDN:
20,000,000	(Series A-1-A) 3.71% due 06/01/2031 (a)	20,000,000
16,070,000	(Series A-1-B) 3.71% due 06/01/2022 (a)	16,070,000
11,475,000	(Series A-1-C) 3.71% due 06/01/2017 (a)	11,475,000
3,700,000	(Series A-1-E) 3.71% due 06/01/2022 (a)	3,700,000
11,175,000	(Series A-2-A) 3.71% due 06/01/2030 (a)	11,175,000
10,000,000	(Series A-2-B) 3.71% due 06/01/2025 (a)	10,000,000
5,100,000	(Series A-2-C) 3.71% due 06/01/2021 (a)	5,100,000
10,000,000	(Series A-2-D) 3.71% due 06/01/2026 (a)	10,000,000
8,000,000	(Series A-2-E) 3.71% due 06/01/2035 (a)	8,000,000
20,600,000	(Series A-3-A) 3.71% due 06/01/2026 (a)	20,600,000
10,000,000	(Series A-5-A) 3.71% due 06/01/2030 (a)	10,000,000
5,630,000	(Series A-5-B) 3.71% due 06/01/2028 (a)	5,630,000
14,300,000	(Series D-1-A) 3.71% due 06/01/2030 (a)	14,300,000
14,000,000	(Series D-1-B) 3.71% due 06/01/2027 (a)	14,000,000
10,000,000	(Series D-1-C) 3.71% due 06/01/2032 (a)	10,000,000
4,925,000	(Series D-1-D) 3.71% due 06/01/2025 (a)	4,925,000
5,000,000	(Series D-1-E) 3.71% due 06/01/2025 (a)	5,000,000
14,120,000	(Series D-2-A) 3.71% due 06/01/2026 (a)	14,120,000
13,650,000	(Series D-5-A) 3.71% due 06/01/2027 (a)	13,650,000
3,500,000	(Series D-5-B) 3.71% due 06/01/2022 (a)	3,500,000
4,500,000	(Series D-5-C) 3.71% due 06/01/2030 (a)	4,500,000
14,800,000	(Series D-6-A) 3.71% due 06/01/2031 (a)	14,800,000
31,700,000	Clarksville, Tennessee Public Bldg Auth Rev (Pooled Financing - Tennessee
	Municipal Bond Fund) DDN 3.73% due 11/01/2035 (a)	31,700,000
19,775,000	Johnson City, Tennessee Municipal Securities Trust Rcpts (Series 45)
	VRDN 3.75% due 05/01/2021 (a)	19,775,000
	Knox County, Tennessee Health Educational & Housing Facilities Board
	Rev VRDN:
6,740,000	(Cookeville Regional Project - Series A-2) 3.60% due 10/01/2026 (a)	6,740,000
2,600,000	(Holston Long Term Care Project) 3.71% due 08/01/2015 (a)	2,600,000
5,605,000	Memphis, Tennessee (Floaters - Series 1018) VRDN 3.65% due
	10/01/2019 (a)	5,605,000
	Memphis, Tennessee Health Educational & Housing Facilities Board Rev
	(Not-For-Profit M/F Program) VRDN:
2,040,000	3.75% due 07/01/2032 (a)	2,040,000
10,000,000	3.75% due 08/01/2032 (a)	10,000,000
4,395,000	Metropolitan Government Nashville Davidson County, Tennessee Airport
	Auth Rev (Embraer Aircraft Services Project) VRDN 3.76% due 05/01/2030 (a)	4,395,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Tennessee (concluded)

$1,975,000	Metropolitan Government Nashville Davidson County, Tennessee District
	Energy Systems Rev (ROCS RR II R 2072) VRDN 3.65% due 10/01/2022 (a)	$1,975,000
	Metropolitan Government Nashville Davidson County, Tennessee IDB
	Educational Facilities Rev VRDN:
8,550,000	(David Lipscomb University Project) 3.51% due 02/01/2023 (a)	8,550,000
14,000,000	(Franklin Road Academy Project) 3.51% due 10/01/2030 (a)	14,000,000
4,055,000	Metropolitan Government Nashville Davidson County, Tennessee Sports
	Auth Rev (Putters - Series 543) VRDN 3.66% due 07/01/2012 (a)	4,055,000
12,950,000	Montgomery County, Tennessee Public Bldg Auth (Pooled Financing Rev -
	Tennessee County Loan Pool) DDN 3.73% due 02/01/2036 (a)	12,950,000
81,605,000	Morgan Keegan Municipals Products Inc. Various Trust Rcpts (Tennessee
	Housing Development Agency S/F Mortgage Rev) VRDN 3.71% due
	08/09/2007 (a)	81,605,000
	Municipal Energy Acquisition Corp. (Tennessee Gas Rev) VRDN:
65,000,000	(Putters - Series 1578) 3.67% due 02/01/2013 (a)	65,000,000
30,000,000	(Putters - Series 1579) 3.67% due 11/30/2007 (a)	30,000,000
	Sevier County, Tennessee Public Bldg Auth DDN:
36,900,000	(Series IV-1) 3.71% due 06/01/2023 (a)	36,900,000
9,800,000	(Series IV-2) 3.71% due 06/01/2020 (a)	9,800,000
8,000,000	(Series IV-3) 3.71% due 06/01/2025 (a)	8,000,000
11,725,000	(Series IV-A-2) 3.71% due 06/01/2025 (a)	11,725,000
9,000,000	(Series IV-A-3) 3.71% due 06/01/2020 (a)	9,000,000
20,515,000	(Series IV-B-1) 3.71% due 06/01/2020 (a)	20,515,000
10,000,000	(Series IV-B-2) 3.71% due 06/01/2019 (a)	10,000,000
7,000,000	(Series IV-B-3) 3.71% due 06/01/2013 (a)	7,000,000
7,900,000	(Series IV-B-4) 3.71% due 06/01/2025 (a)	7,900,000
10,000,000	(Series IV-B-5) 3.71% due 06/01/2022 (a)	10,000,000
6,665,000	(Series IV-B-6) 3.71% due 06/01/2020 (a)	6,665,000
4,590,000	(Series IV-B-10) 3.71% due 06/01/2023 (a)	4,590,000
11,800,000	(Series IV-D-2) 3.71% due 06/01/2025 (a)	11,800,000
5,330,000	(Series IV-E-2) 3.71% due 06/01/2021 (a)	5,330,000
3,270,000	(Series IV-E-4) 3.71% due 06/01/2020 (a)	3,270,000
5,000,000	(Series IV-F-3) 3.71% due 06/01/2021 (a)	5,000,000
10,000,000	(Series IV-G-1) 3.71% due 06/01/2026 (a)	10,000,000
9,100,000	(Series IV-G-2) 3.71% due 06/01/2022 (a)	9,100,000
7,500,000	(Series IV-G-3) 3.71% due 06/01/2022 (a)	7,500,000
11,200,000	(Series IV-H-1) 3.71% due 06/01/2025 (a)	11,200,000
5,050,000	(Series IV-H-2) 3.71% due 06/01/2027 (a)	5,050,000
10,000,000	(Series IV-I-1) 3.71% due 06/01/2032 (a)	10,000,000
4,555,000	(Series IV-I-3) 3.71% due 06/01/2015 (a)	4,555,000
18,000,000	(Series IV-J-1) 3.71% due 06/01/2028 (a)	18,000,000
10,000,000	(Series VI-C-2) 3.71% due 06/01/2039 (a)	10,000,000
6,600,000	(Series VI-D-2) 3.71% due 06/01/2024 (a)	6,600,000
4,400,000	(Series VI-D-3) 3.71% due 06/01/2033 (a)	4,400,000
6,425,000	(Series VI-E-1) 3.71% due 06/01/2020 (a)	6,425,000
21,800,000	Shelby County, Tennessee Health Educational & Housing Facilities
	Board Rev M/F Housing VRDN 3.55% due 07/01/2024 (a)	21,800,000
4,595,000	Shelby County, Tennessee (ROCS RR II R 3023) VRDN 3.65% due
	04/01/2020 (a)	4,595,000
5,200,000	Sullivan County, Tennessee IDB Rev (Microporous Products) VRDN
	3.73% due 11/01/2019 (a)	5,200,000
3,000,000	Sumner County, Tennessee VRDN 3.50% due 06/01/2008 (a)	3,000,000
92,700,000	Tennergy Corp. Tennessee Gas Rev (Putters - Series 1258-Q) VRDN
	3.67% due 11/01/2013 (a)	92,700,000
	Tennessee Energy Acquisition Corp. Gas Rev VRDN:
19,000,000	(Floaters - Series 95) 3.95% due 02/01/2027 (a)	19,000,000
18,000,000	(Floaters - Series 98) 3.95% due 02/01/2025 (a)	18,000,000
10,000,000	(Merlots - Series C-04) 3.54% due 02/01/2022 (a)	10,000,000
14,465,000	(Putters - Series 1675) 3.66% due 09/01/2017 (a)	14,465,000
Texas -- 14.6%

20,000,000	ABN-AMRO Muni Tops - Dallas, Texas Waterworks & Sewer Systems
	Rev (Series 1998-19) VRDN 3.66% due 07/04/2007 (a)	20,000,000
10,000,000	ABN-AMRO Muni Tops - Frisco, Texas Independent School District
	(Series 2006-56) VRDN 3.66% due 08/15/2014 (a)	10,000,000
7,525,000	ABN-AMRO Muni Tops - Houston, Texas (Series 2006-88)
	VRDN 3.66% due 03/01/2014 (a)	7,525,000
9,510,000	ABN-AMRO Muni Tops - Keller, Texas Independent School District
	(Series 2001-26) VRDN 3.65% due 07/01/2009 (a)	9,510,000
4,000,000	ABN-AMRO Muni Tops - Tarrant, Texas Regional Water Distribution
	(Series 2006-17) VRDN 3.66% due 03/01/2014 (a)	4,000,000
4,675,000	Alvin, Texas Independent School District (Putters - Series 1021) VRDN
	3.66% due 02/15/2013 (a)	4,675,000
11,385,000	Austin, Texas Electric Utility Systems Rev (ROCS RR II R 6080) VRDN
	3.65% due 11/15/2026 (a)	11,385,000

Face
Amount	Issue	Value
Texas -- (continued)

$20,000,000	Austin, Texas Utility System (Series A) CP 3.60% due 03/01/2007	$20,000,000
	Austin, Texas Water & Wastewater System Rev VRDN:
3,000,000	(Floaters - Series 1281) 3.65% due 05/15/2035 (a)	3,000,000
3,045,000	(Putters - Series 1319) 3.66% due 11/15/2013 (a)	3,045,000
4,805,000	Bexar County, Texas (Putters - Series 537) VRDN 3.66% due 06/15/2011 (a)	4,805,000
9,155,000	Bexar County, Texas Housing Finance Corp. M/F Housing Rev
	(ROCS RR II R 599) VRDN 3.65% due 06/01/2041 (a)	9,155,000
	Brazos River Auth Texas PCR (Series A) VRDN:
7,575,000	(ROCS RR II R 617) 3.68% due 03/01/2014 (a)	7,575,000
17,000,000	(Series A) 3.58% due 10/01/2030 (a)	17,000,000
20,000,000	Brazos River, Texas Harbor Navigator District (BASF Corp. Project)
	VRDN 3.73% due 04/01/2037 (a)	20,000,000
	Brazos River, Texas Harbor Navigator District (Brazoria County Environmental
	Facilities Rev Dow Chemical - Series A-2) DDN:
12,200,000	3.80% due 04/01/2020 (a)	12,200,000
11,900,000	3.88% due 05/15/2033 (a)	11,900,000
6,620,000	Brownsville, Texas Independent School District (Putters - Series 1059)
	VRDN 3.66% due 08/15/2013 (a)	6,620,000
8,380,000	Brownsville, Texas Utility System Rev (ROCS RR II R 4074) VRDN 3.65%
	due 09/01/2024 (a)	8,380,000
5,635,000	Cameron County, Texas (Putters - Series 1028) VRDN 3.66% due
	02/15/2013 (a)	5,635,000
6,651,985	Central Texas Housing Finance Corp. S/F Mortgage Rev (Series A) VRDN
	5.02% due 07/01/2008 (a)	6,651,985
2,560,000	Comal, Texas Independent School District (Putters - Series 756) VRDN
	3.67% due 02/01/2011 (a)	2,560,000
3,755,000	Corpus Christi, Texas Utility System Rev (ROCS RR II R 2149) VRDN
	3.65% due 07/15/2024 (a)	3,755,000
3,000,000	Cypress-Fairbanks, Texas Independent School District (Floaters - Series 86)
	VRDN 3.67% due 02/15/2030 (a)	3,000,000
	Dallas Fort Worth, Texas International Airport Rev VRDN:
8,400,000	(Eagle 20030020 CL-A) 3.69% due 11/01/2032 (a)	8,400,000
2,745,000	(Floaters - Series 824) 3.68% due 11/01/2015 (a)	2,745,000
4,315,000	(Merlots - Series A-13) 3.58% due 11/01/2011 (a)	4,315,000
27,500,000	Dallas, Texas Area Rapid Transportation Sales Tax Rev (Senior Sub Lien -
	Series 2001) CP 3.58% due 02/20/2007	27,500,000
	Dallas, Texas Independent School District VRDN:
4,465,000	(ROCS RR II R 6038) 3.65% due 08/15/2024 (a)	4,465,000
3,470,000	(ROCS RR II R 6069) 3.65% due 08/15/2024 (a)	3,470,000
22,295,000	Dallas, Texas Waterworks & Sewer System Rev (Eagle 20060109 CL-A)
	VRDN 3.66% due 10/01/2035 (a)	22,295,000
8,930,000	Denton County, Texas Municipal Securities Trust Rcpts (Series 117)
	DDN 3.75% due 07/15/2026 (a)	8,930,000
5,075,000	Denton County, Texas (Putters - Series 675) VRDN 3.66% due 07/15/2010 (a)	5,075,000
	Denton, Texas Independent School District VRDN:
4,067,500	(Floaters - Series 951) 3.65% due 08/15/2033 (a)	4,067,500
3,000,000	(Series 2005-A) 3.64% due 08/01/2035 (a)	3,000,000
13,350,000	Dickinson, Texas Independent School District Municipal Securities Trust
	Rcpts (Series SGA-94) DDN 3.75% due 02/15/2028 (a)	13,350,000
	Eagle Mountain & Saginaw, Texas School District Municipal Securities Trust
	Rcpts (Series - SGA-141) VRDN:
6,000,000	3.53% due 08/01/2030 (a)	6,000,000
6,000,000	3.53% due 08/15/2030 (a)	6,000,000
12,000,000	Eagle Tax-Exempt Trust - Texas State Turnpike Auth (Series 02-6004)
	VRDN 3.66% due 08/15/2042 (a)	12,000,000
14,500,000	Eclipse Funding Trust 2006-0020 (Solar Eclipse - Humble, Texas Independent
	School District) VRDN 3.64% due 02/15/2030 (a)	14,500,000
13,485,000	Eclipse Funding Trust 2006-0060 (Solar Eclipse - Dallas, Texas)
	VRDN 3.64% due 10/01/2013 (a)	13,485,000
3,605,000	El Paso, Texas (Putters - Series 1042) VRDN 3.66% due 05/15/2013 (a)	3,605,000
3,250,000	Fort Bend County, Texas IDC IDR (Aaton Rents Inc. Project) VRDN
	3.78% due 01/01/2026 (a)	3,250,000
	Galena Park, Texas Independent School District VRDN:
6,750,000	(ROCS RR II R 2198) 3.65% due 08/15/2021 (a)	6,750,000
6,745,000	(ROCS RR II R 7523) 3.65% due 08/15/2021 (a)	6,745,000
2,800,000	Gulf Coast Waste Disposal Auth Texas Environmental Facilities Rev (Air
	Products Project) VRDN 3.59% due 12/01/2039 (a)	2,800,000
	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Air
	Products Project) VRDN:
17,000,000	3.59% due 06/01/2034 (a)	17,000,000
12,500,000	3.59% due 03/01/2035 (a)	12,500,000
	Gult Coast Waste Disposal Auth Texas PCR (Amoco Oil Co.) DDN:
24,900,000	3.79% due 06/01/2024 (a)	24,900,000
10,000,000	3.79% due 07/01/2036 (a)	10,000,000
22,000,000	Gulf Coast Waste Disposal Auth Texas EFR (BP Products - North American Inc.)
	DDN 3.79% due 12/01/2031 (a)	22,000,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Texas (continued)

$9,400,000	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Waste
	Management Texas - Series A) VRDN 3.66% due 04/01/2019 (a)	$9,400,000
	Harris County-Houston, Texas Sports Auth Special Rev (Series Z-3) VRDN:
585,000	3.67% due 09/28/2025 (a)	585,000
14,095,000	3.67% due 11/15/2025 (a)	14,095,000
103,050,000	Harris County, Texas IDC Solid Waste Disposal Rev (Deer Park Refining
	Project) DDN 3.83% due 02/01/2023 (a)	103,050,000
25,000,000	Harris County, Texas Flood Central Distict CP 3.62% due 03/09/2007	25,000,000
	Harris County, Texas VRDN:
5,575,000	(Eagle 2002600002 CL-A) 3.66% due 08/15/2033 (a)	5,575,000
4,000,000	(Eagle 20026012 CL-A) 3.66% due 08/15/2030 (a)	4,000,000
16,255,000	(Eagle 20060154 CL-A) 3.66% due 10/01/2031 (a)	16,255,000
5,645,000	(Putters - Series 1099) 3.66% due 08/15/2009 (a)	5,645,000
8,520,000	(ROCS RR II R 718) 3.66% due 08/15/2033 (a)	8,520,000
16,000,000	Harris County, Texas Metro Transit Auth (Sales Tax Rev) CP
	3.55% due 02/01/2007	16,000,000
5,335,000	Houston, Texas Independent School District (Putters - Series 1060)
	VRDN 3.66% due 08/15/2014 (a)	5,335,000
29,500,000	Houston, Texas Independent School District (Schoolhouse) FXRDN
	3.63% due 06/15/2031	29,500,000
6,290,000	Houston, Texas (Putters - Series 1151) VRDN 3.66% due 03/01/2013 (a)	6,290,000
	Houston, Texas Utility System Rev VRDN:
6,435,000	(Putters - Series 669) 3.66% due 05/15/2012 (a)	6,435,000
24,955,000	(Putters - Series 1610) 3.66% due 03/01/2024 (a)	24,955,000
6,590,000	(Series A) 3.65% due 05/25/2012 (a)	6,590,000
	Houston, Texas Water & Sewer System Rev (Series A) CP:
21,200,000	3.59% due 02/01/2007	21,200,000
17,500,000	3.55% due 02/07/2007	17,500,000
7,000,000	3.62% due 02/15/2007	7,000,000
37,500,000	3.65% due 03/15/2007	37,500,000
11,850,000	Humble, Texas Independent School District (ROCS RR II R 7007) VRDN
	3.65% due 02/15/2025 (a)	11,850,000
4,195,000	Hutto, Texas Independent School District (ROCS RR II R 436) VRDN
	3.65% due 08/01/2037 (a)	4,195,000
5,040,000	Irving, Texas Independent School District (Putters - Series 782) VRDN
	3.66% due 02/15/2013 (a)	5,040,000
6,200,000	Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 3.59% due
	08/01/2038 (a)	6,200,000
33,700,000	Keller, Texas Independent School District Municipal Securities Trust
	Rcpts (SGA 111) VRDN 3.75% due 08/15/2030 (a)	33,700,000
7,150,000	Killeen, Texas Waterworks & Sewer Rev (Putters - Series 542) VRDN
	3.66% due 08/15/2011 (a)	7,150,000
6,025,000	Lancaster, Texas Independent School District (Floaters - Series 1300)
	VRDN 3.65% due 02/15/2034 (a)	6,025,000
2,700,000	Lehman Municipal Trust Receipts Various States (Floaters - Series 06 - K-69 -
	Regional D) VRDN 3.60% due 10/01/2026 (a)	2,700,000
	Lower Colorado River, Texas Auth (Series A) CP:
17,200,000	3.54% due 02/07/2007	17,200,000
16,800,000	3.54% due 02/08/2007	16,800,000
17,700,000	3.65% due 03/05/2007	17,700,000
3,260,000	Lower Colorado River Auth Texas Transmission Contract Rev (Putters -
	Series 623) VRDN 3.66% due 11/15/2009 (a)	3,260,000
8,105,000	Lufkin, Texas Health Facilities Development Corp. (Memorial Health
	System - Series A) DDN 3.70% due 02/15/2028 (a)	8,105,000
1,985,000	Mansfield, Texas Independent School District (Putters - Series 704)
	VRDN 3.66% due 02/15/2013 (a)	1,985,000
2,300,000	Mesquite, Texas Independent Development Corp. Rev (Morrison Products)
	VRDN 3.56% due 01/10/2010 (a)	2,300,000
589,500	Montgomery County, Texas IDC IDR (Sawyer Research Products Inc.)
	VRDN 3.66% due 02/04/2015 (a)	589,500
	Montgomery County, Texas (ROCS RR II R 6092) VRDN:
4,245,000	(ROCS RR II R 6092) 3.65% due 03/01/2026 (a)	4,245,000
3,875,000	(ROCS RR II R 7037) 3.65% due 03/01/2027 (a)	3,875,000
6,000,000	Municipal Securities Trust Certificate (Coppell, Texas School District -
	Series 3037) VRDN 3.55% due 06/22/2023 (a)	6,000,000
12,395,000	Municipal Securities Trust Certificate (Houston Independent School District)
	VRDN 3.55% due 01/09/2014 (a)	12,395,000
	Municipal Securities Trust Certificate Class A VRDN:
13,460,000	(Series 105) 3.75% due 06/08/2020 (a)	13,460,000
8,015,000	(Series 2001-13) 3.75% due 05/09/2017 (a)	8,015,000
47,835,000	(Series 2001-123) 3.75% due 02/24/2009 (a)	47,835,000
9,725,000	(Series 2001-141) 3.75% due 03/08/2017 (a)	9,725,000
5,000,000	(Series 2006-280) 3.53% due 06/20/2019 (a)	5,000,000

Face
Amount	Issue	Value
Texas (continued)

	Municipal Securities Trust Certificates Class A (Houston, Texas Water -
	Series 2001-111) DDN:
$18,780,000	3.75% due 05/07/2019 (a)	$18,780,000
6,000,000	3.75% due 05/17/2019 (a)	6,000,000
10,990,000	Municipal Securities Trust Certificates (Lower Colorado River Auth Texas -
	Series 9056) VRDN 3.53% due 07/21/2010 (a)	10,990,000
3,400,000	North Center Texas Health Facilities Development Corp. Rev (Methodist
	Hospitals Dallas - Series B) DDN 3.72% due 10/01/2015 (a)	3,400,000
42,000,000	North Center Texas Health Facilities (Methodist Hospital - Series 98)
	CP 3.55% due 03/07/2007	42,000,000
1,295,000	North East Independent School District Texas (Putters - Series 390)
	VRDN 3.66% due 02/01/2012 (a)	1,295,000
7,340,000	North Texas Municipal Water System Rev (ROCS RR II R 6074)
	VRDN 3.65% due 09/01/2026 (a)	7,340,000
	North Texas Turnway Auth Dallas (North Turnways System Rev) VRDN:
9,900,000	(Eagle 20060028 CL-A) 3.66% due 01/01/2040 (a)	9,900,000
11,800,000	(Eagle 7200500025 CL-A) 3.66% due 01/01/2035 (a)	11,800,000
2,435,000	Northside, Texas Independent School District (ROCS RR II R 6071)
	VRDN 3.65% due 02/15/2025 (a)	2,435,000
	Nueces River, Texas IDA PCR (San Miguel Electric Corp.) CP:
47,100,000	3.58% due 02/02/2007	47,100,000
30,100,000	3.65% due 02/20/2007	30,100,000
5,560,000	Pasadena, Texas (Putters - Series 1037) VRDN 3.66% due 02/15/2013 (a)	5,560,000
2,970,000	Pflugerville, Texas (Putters - Series 594) VRDN 3.66% due 08/01/2023 (a)	2,970,000
7,331,500	Pflugerville, Texas Independent School District (Floaters - Series 1058)
	VRDN 3.65% due 08/15/2018 (a)	7,331,500
	Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products &
	Chemicals Project) VRDN:
20,000,000	3.59% due 04/01/2035 (a)	20,000,000
22,500,000	3.59% due 04/01/2037 (a)	22,500,000
8,300,000	3.82% due 05/01/2040 (a)	8,300,000
53,000,000	3.82% due 02/01/2041 (a)	53,000,000
22,035,000	Port Arthur, Texas Naval District EFR (Motiva Enterprises Project)
	VRDN 3.63% due 12/01/2027 (a)	22,035,000
15,000,000	Port Arthur, Texas Naval District Rev (BASF Corp. Project - Series A)
	VRDN 3.58% due 05/01/2038 (a)	15,000,000
10,000,000	Port Arthur, Texas Naval District Rev (Atofina Project - Series B)
	VRDN 3.58% due 05/01/2038 (a)	10,000,000
	Port Corpus Christi Auth Texas (Nueces County Solid Waste Disposal Rev -
	Flint Hills Resources) VRDN:
3,000,000	3.81% due 01/01/2030 (a)	3,000,000
25,000,000	(Series A) 3.91% due 07/01/2029 (a)	25,000,000
40,000,000	Red River Educational Finance Corp. Texas Rev VRDN 3.50% due
	03/15/2035 (a)	40,000,000
4,540,000	Richardson, Texas (Putters - Series 872) VRDN 3.66% due 02/15/2013 (a)	4,540,000
	San Antonio, Texas Electric & Gas Rev (ROCS RR II R 6064) VRDN:
6,990,000	(Putters - Series 1451) 3.66% due 02/01/2014 (a)	6,990,000
5,800,000	(ROCS RR II R 6064) 3.65% due 02/01/2013 (a)	5,800,000
5,145,000	San Antonio, Texas Municipal Drain Utility System Rev (ROCS RR II R 553)
	VRDN 3.65% due 02/01/2026 (a)	5,145,000
34,550,000	San Antonio, Texas Water Rev (Eagle 720053010 CL-A) VRDN
	3.66% due 05/15/2036 (a)	34,550,000
25,000,000	San Antonio, Texas Water System CP 3.57% due 03/01/2007	25,000,000
10,000,000	Schertz/Seguin Local Government Corp. Texas Contract Rev (Floaters -
	Series 151) VRDN 3.68% due 02/01/2030 (a)	10,000,000
7,790,000	Southeast, Texas Housing Finance Corp. S/F Mortgage Rev (Floaters -
	Series 1270) VRDN 3.68% due 03/01/2007 (a)	7,790,000
	Tarrant County, Texas Health Facilities Development Corp. Rev (Cumberland
	Rest Project) DDN:
17,055,000	3.74% due 08/15/2032 (a)	17,055,000
45,000,000	3.74% due 08/15/2036 (a)	45,000,000
35,970,000	Texas State Affordable Housing Corp. M/F Housing Rev (Floaters - Series 11)
	VRDN 3.65% due 03/01/2032 (a)	35,970,000
24,150,000	Texas State Department of Transportation Highway Fund Rev CP
	3.60% due 03/08/2007	24,150,000
5,000,000	Texas State Municipal Power Agency Rev (Putters - Series 1322)
	VRDN 3.67% due 03/01/2014 (a)	5,000,000
29,980,000	Texas State Municipal Power Agency CP 3.55% due 03/07/2007	29,980,000
11,435,000	Texas State Municipal Securities Trust Rcpts (Series SGA-92) DDN
	3.75% due 08/01/2029 (a)	11,435,000
335,000,000	Texas State TRAN 4.50% due 08/31/2007	336,759,801
8,515,000	Texas State Turnpike Auth System Rev (Floaters - Series 1407)
	VRDN 3.65% due 08/15/2042 (a)	8,515,000
6,000,000	Texas State Veterans Housing (Fund II - Series A) VRDN 3.54% due
	06/01/2033 (a)	6,000,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Texas (concluded)

	Texas State VRDN:
$22,000,000	(College Student Loan) 3.93% due 02/01/2009 (a)	$22,000,000
20,520,000	(College Student Loan) 3.80% due 02/01/2011 (a)	20,520,000
5,080,000	(Eagle 720050055 CL-A) 3.66% due 04/01/2030 (a)	5,080,000
9,970,000	(Floaters - Series 152) 3.68% due 08/01/2022 (a)	9,970,000
3,300,000	(Putters - Series 1016) 3.66% due 04/01/2013 (a)	3,300,000
14,225,000	(Putters - Series 1521) 3.66% due 10/01/2014 (a)	14,225,000
6,015,000	(ROCS RR II R 4020) 3.65% due 10/01/2022 (a)	6,015,000
11,050,000	Travis County, Texas (Floaters - Series 27-TP) VRDN 3.65% due 03/01/2026 (a)	11,050,000
6,205,000	Travis County, Texas Housing Finance Corp. S/F Mortgage Rev (Series 2001-
	1-I-1) FXRDN 3.87% due 05/01/2007	6,205,000
6,270,000	Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste
	Disposal Project) VRDN 3.68% due 05/01/2021 (a)	6,270,000
4,000,000	University of North Texas Rev VRDN 3.53% due 04/15/2034 (a)	4,000,000
11,245,000	University of Texas, University Rev (Merlots - B-14) VRDN 3.53%
	due 08/15/2022 (a)	11,245,000
20,300,000	University of Texas Board Regents (Series A) CP 3.60% due 04/02/2007	20,300,000
	Upper Trinity Regional Water District Texas Water Rev VRDN:
9,215,000	(Merlots - Series D-10) 3.60% due 08/01/2026 (a)	9,215,000
2,875,000	(Putters - Series 579) 3.66% due 08/01/2012 (a)	2,875,000
5,187,500	Victoria County, Texas Hospital Rev (Floaters - Series 959) VRDN 3.65%
	due 01/01/2016 (a)	5,187,500
10,675,000	West Side Calhoun County, Texas Naval District EFR (Chemical Inc. Project)
	DDN 3.79% due 10/01/2030 (a)	10,675,000
7,460,000	Williamson County, Texas (Floaters - Series 1530) VRDN
	3.65% due 02/15/2024 (a)	7,460,000
Utah 1.9%

14,825,000	Central Utah Water Conservancy District (Series F) VRDN 3.51%
	due 04/01/2027 (a)	14,825,000
90,000,000	Emery County, Utah PCR (Pacificorp Projects) DDN 3.73% due 11/01/2024 (a)	90,000,000
	Intermountain Power Agency Utah (Power Supply Rev) FXRDN:
10,000,000	(Series E) 3.54% due 06/01/2007	10,000,000
5,000,000	(Series F) 3.55% due 06/01/2007	5,000,000
26,400,000	Intermountain Power Agency Utah (Series 97-B-1) CP 3.55% due 03/01/2007	26,400,000
2,125,000	Logan City, Utah Rev (Integrated System Inc. - Series A) VRDN 3.78%
	due 06/01/2014 (a)	2,125,000
50,500,000	Murray City, Utah Hospital Rev (Health Services Inc. - Series C) DDN
	3.73% due 05/15/2036 (a)	50,500,000
	Utah Transportation Auth Sales Tax Rev VRDN:
5,710,000	(Putters - Series 1107-B) 3.67% due 12/15/2013 (a)	5,710,000
4,845,000	(ROCS RR II R 609) 3.66% due 06/15/2032 (a)	4,845,000
	Utah Water Finance Agency Rev VRDN:
12,100,000	(Series A-4) 3.55% due 07/01/2029 (a)	12,100,000
7,450,000	(Series A-5) 3.55% due 10/01/2027 (a)	7,450,000
13,150,000	(Series A-6) 3.55% due 10/01/2030 (a)	13,150,000
12,000,000	(Series A-8) 3.55% due 07/01/2032 (a)	12,000,000
9,000,000	(Series A-9) 3.55% due 07/01/2034 (a)	9,000,000
12,400,000	(Series A-11) 3.55% due 07/01/2031 (a)	12,400,000
13,100,000	(Series A-12) 3.52% due 10/01/2035 (a)	13,100,000
14,600,000	(Series A-16) 3.52% due 07/01/2036 (a)	14,600,000
Vermont -- 0.1%

6,800,000	University of Vermont & State Agricultural College (Floaters - Series 1357)
	VRDN 3.65% due 10/01/2040 (a)	6,800,000
8,895,000	Vermont State Student Assistance Corp. (Student Loan Rev) VRDN
	3.66% due 01/01/2008 (a)	8,895,000
Virginia -- 1.4%

13,420,000	ABN-AMRO Muni Tops - Certificate Trust Virginia (Series 2006-71)
	VRDN 3.69% due 01/01/2012 (a)	13,420,000
7,000,000	Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste
	Management Inc. Project - Series A) VRDN 3.66% due 02/01/2029 (a)	7,000,000
3,395,000	Hampton, Virginia IDA Exempt Facilities Rev (USA Waste of Virginia
	Landfills) VRDN 3.68% due 04/01/2013 (a)	3,395,000
17,710,000	Lexington, Virginia IDA Hospital Facilities Rev (Merlots - Series E-01)
	VRDN 3.55% due 07/01/2030 (a)	17,710,000
2,245,000	Loudoun County, Virginia Water & Sewer Rev (ROCS RR II R 6511)
	VRDN 3.65% due 01/01/2024 (a)	2,245,000
	Morgan Keegan Municipal Products Inc. (Various Trust Rcpts - Housing
	Development Auth) VRDN:
6,755,000	(Series D) 3.71% due 12/01/2010 (a)	6,755,000
11,500,000	(Series E) 3.65% due 12/01/2010 (a)	11,500,000
21,495,000	Municipal Securities Trust Certificate Class A (Series 2001-159) VRDN
	3.75% due 03/19/2015 (a)	21,495,000

Face
Amount	Issue	Value
Virginia (concluded)

	Municipal Securities Trust Certificate (Virginia State Housing ) VRDN:
$11,745,000	(Series 271) 3.55% due 01/03/2013 (a)	$11,745,000
13,835,000	(Series 7019) 3.68% due 01/01/2033 (a)	13,835,000
	Norfolk, Virginia IDA Pooled Finance (Sentara Health System Group) CP:
39,800,000	3.55% due 03/07/2007	39,800,000
38,000,000	3.60% due 03/06/2007	38,000,000
3,165,000	Portsmouth, Virginia (ROCS RR II R 6054) VRDN 3.65% due 04/01/2021 (a)	3,165,000
	Virigina State Housing Development Auth VRDN:
5,325,000	(Merlots - Series B-16) 3.58% due 01/01/2031 (a)	5,325,000
13,000,000	(Merlots - Series B-18) 3.58% due 0701/2018 (a)	13,000,000
3,240,000	(Merlots - Series B-19) 3.58% due 04/01/2033 (a)	3,240,000
7,985,000	(Merlots - Series C-03) 3.58% due 01/01/2017 (a)	7,985,000
Washington -- 3.6%

3,050,000	Bellevue, Washington (Eagle 20041011 CL-A) VRDN 3.66% due 12/01/2043 (a)	3,050,000
4,475,000	Central Puget Sound Washington Regional Auth Sales & Use Tax Rev
	(Putters - Series 755) VRDN 3.67% due 11/01/2012 (a)	4,475,000
	Clark County, Washington Public Utility District VRDN:
10,845,000	(Merlots - Series A-03) 3.53% due 01/01/2010 (a)	10,845,000
5,000,000	(Merlots - Series A-116) 3.72% due 01/01/2020 (a)	5,000,000
5,505,000	Clark County, Washington (Putters - Series 540) VRDN 3.66% due
	06/01/2012 (a)	5,505,000
26,745,000	Eagle Tax-Exempt Trust - Port of Seattle, Washington Passenger Facility
	Charge (Series 984705) VRDN 3.66% due 12/01/2019 (a)	26,745,000
2,900,000	Everett, Washington IDC (Partners Trust - Synor Project) VRDN
	3.57% due 10/01/2021 (a)	2,900,000
	Goat Hill Property, Washington Lease Rev VRDN:
4,770,000	(Putters - Series 705) 3.67% due 12/01/2012 (a)	4,770,000
1,330,000	(ROCS RR II R 2173) 3.65% due 12/01/2023 (a)	1,330,000
3,475,000	Grant County, Washington Public Utility District Rev (ROCS RR II R 2039)
	VRDN 3.65% due 01/01/2019 (a)	3,475,000
	King County, Washington Sewer Rev VRDN:
11,690,000	(Eagle 20060160 CL-A) 3.66% due 01/01/2036 (a)	11,690,000
16,700,000	(Series A) 3.57% due 03/12/2007 (a)	16,700,000
	King County, Washington VRDN:
5,625,000	(Putters - Series 1015) 3.66% due 06/01/2013 (a)	5,625,000
6,190,000	(ROCS RR II R 2119) 3.65% due 06/01/2021 (a)	6,190,000
8,325,000	Municipal Securities Trust Certificate (Washington State - Series 3042)
	VRDN 3.55% due 04/27/2023 (a)	8,325,000
23,600,000	Municipal Securities Trust Certificate Class A (Washington State Motor Vehicle
	Fuel Sales Tax Rev - Series 2001-112) DDN 3.75% due 01/07/2021 (a)	23,600,000
14,885,000	Municipal Securities Trust Certificate (Washington State Motor Vehicle Fuel -
	Series 2001-112) DDN 3.55% due 09/04/2014 (a)	14,885,000
2,200,000	Pierce County, Washington EDC Rev VRDN 3.76% due 05/01/2027 (a)	2,200,000
	Pierce County, Washington School District VRDN:
2,995,000	(Floaters - Series 1116) 3.65% due 12/01/2023 (a)	2,995,000
5,185,000	(Merlots - Series D-09) 3.53% due 12/01/2024 (a)	5,185,000
6,395,000	(Putters - Series 950) 3.66% due 06/01/2013 (a)	6,395,000
34,800,000	Port Bellingham, Washington IDC (West Coast Products LLC Project) DDN
	3.79% due 07/01/2040 (a)	34,800,000
3,400,000	Port Bellingham, Washington IDC Rev (Wood Stone Corp. Project) VRDN
	3.76% due 02/01/2027 (a)	3,400,000
10,945,000	Port Seattle, Washington Rev (ROCS RR II R 7015) VRDN 3.65% due
	03/01/2022 (a)	10,945,000
5,610,000	Port Tacoma, Washington Rev (Merlots - Series 123) VRDN 3.60% due
	12/01/2008 (a)	5,610,000
3,065,000	Seattle, Washington Housing Auth Rev (Wedfewood Estate Project) VRDN
	3.69% due 09/01/2036 (a)	3,065,000
26,280,000	Seattle, Washington Municipal Light & Power Rev (Municipal Securities
	Trust Rcpts - Series SGA-85) DDN 3.75% due 10/01/2023 (a)	26,280,000
	Seattle, Washington Municipal Light & Power Rev VRDN:
28,225,000	(Merlots - Series A-56) 3.53% due 03/01/2015 (a)	28,225,000
6,705,000	(Putters - Series 668) 3.66% due 08/01/2012 (a)	6,705,000
18,500,000	Snohomish County, Washington Public Utility District (Electric Rev Municipal
	Securities Trust Rcpts - SGA-124) DDN 3.75% due 12/01/2024 (a)	18,500,000
	Snohomish County, Washington Public Utility District VRDN:
5,190,000	(ROCS RR II R 6031) 3.65% due 12/01/2023 (a)	5,190,000
7,405,000	(ROCS RR II R 6055) 3.65% due 12/01/2022 (a)	7,405,000
10,235,000	Tacoma, Washington (Putters - Series 1220) VRDN 3.66% due 12/01/2012 (a)	10,235,000
5,715,000	Washington State Floating Certificate Trust - Austin Trust (Series 2002-C)
	GO VRDN 3.69% due 07/01/2023 (a)	5,715,000
	Washington State VRDN:
15,985,000	(Floaters - Series 389) 3.65% due 07/01/2019 (a)	15,985,000
2,770,000	(Floaters - Series 1519) 3.67% due 06/01/2028 (a)	2,770,000
6,275,000	(Merlots - Series A-101) 3.53% due 07/01/2019 (a)	6,275,000
12,475,000	(Merlots - Series B-09) 3.53% due 07/01/2023 (a)	12,475,000
6,740,000	(Putters - Series 748) 3.66% due 01/01/2013 (a)	6,740,000

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (continued)

Face
Amount	Issue	Value
Washington (concluded)

$8,585,000	(ROCS RR II R 4077) 3.65% due 07/01/2024 (a)	$8,585,000
7,770,000	(ROCS RR II R 6090) 3.65% due 07/01/2022 (a)	7,770,000
5,640,000	Washington State EDF Auth Lease Rev (Merlots - Series D-08) VRDN
	3.53% due 06/01/2025 (a)	5,640,000
4,000,000	Washington State EDR Auth Solid Waste Disposal Rev (Waste Management
	Inc. Project - Series D) VRDN 3.66% due 07/01/2027 (a)	4,000,000
8,750,000	Washington State EDR EDR (Mount Ainstar Resort - Series C) DDN
	3.83% due 10/01/2023 (a)	8,750,000
9,000,000	Washington State Health Care Facilities Auth Rev (ROCS RR II R 510 CE)
	VRDN 3.65% due 07/01/2038 (a)	9,000,000
38,000,000	Washington State Health Care Facilities Auth Rev (Swedish Health Services)
	VRDN 3.60% due 11/15/2026 (a)	38,000,000
	Washington State Housing Finance Community M/F Housing Rev DDN:
10,620,000	(Country Club Apartments - Series A) 3.78% due 08/01/2032 (a)	10,620,000
5,520,000	(Heatherwood Apartments Project - Series A) 3.78% due 01/01/2035 (a)	5,520,000
7,725,000	(Mill Pointe Apartments Project - Series A) 3.78% due 01/01/2030 (a)	7,725,000
8,050,000	(Springfield Meadows Apartments - Series A) 3.78% due 01/01/2034 (a)	8,050,000
10,395,000	Washington State Housing Finance Community M/F Housing Rev (Merrill
	Gardens Renton - Series A) VRDN 3.71% due 12/01/2040 (a)	10,395,000
53,970,000	Washington State Housing Finance Community Nonprofit Houisng Rev
	(Mirabella Project - Series A) DDN 3.74% due 03/01/2036 (a)	53,970,000
4,480,000	Washington State Housing Finance Community (Putters - Series 1335)
	VRDN 3.68% due 12/01/2009 (a)	4,480,000
6,000,000	Washington State University Rev (ROCS RR II R 595) VRDN 3.66%
	due 10/01/2031 (a)	6,000,000
West Virginia -- 0.3%

4,000,000	Berkeley County, West Virginia IDR (Mack Industry Inc. Project) VRDN
	3.76% due 12/01/2026 (a)	4,000,000
2,255,000	Cabell County, West Virginia Bldg Community Rev (Pressley Ridge Schools
	Project) VRDN 3.69% due 08/01/2022 (a)	2,255,000
15,500,000	Putnam County, West Virginia Solid Waste Disposal Rev (Toyota Motor
	Manufacturing Project - Series A) VRDN 3.55% due 04/01/2030 (a)	15,500,000
10,685,000	West Virginia State Hospital Finance Auth Rev (Pallottine Health - Series A-1)
	VRDN 3.62% due 10/01/2033 (a)	10,685,000
4,975,000	West Virginia State (Putters - Series 1114) VRDN 3.66% due 06/01/2013 (a)	4,975,000
3,855,000	West Virginia University Rev (Merlots - Series A-15) VRDN 3.53% due
	04/01/2028 (a)	3,855,000
2,386,000	West Virginia State Water Development Auth Rev (Floaters - Series 1360)
	VRDN 3.65% due 11/01/2035 (a)	2,386,000
Wisconsin -- 4.6%

18,985,000	ABN-AMRO Muni Tops 2001-32 - Wisconsin State VRDN 3.66% due 05/01/2022 (a)	18,985,000
21,000,000	Appleton, Wisconsin Area School District TRAN 4.25% due 09/28/2007	21,087,554
15,000,000	Appleton, Wisconsin Redevelopment Auth Rev (Cities Per Arts - Series B)
	VRDN 3.53% due 06/01/2036 (a)	15,000,000
6,000,000	Germantown, Wisconsin School District (Formly Germantown Village)
	TRAN 4.13% due 08/24/2007	6,017,082
400,000	Janesville, Wisconsin IDR (Lamson & Sessions Co. Project) VRDN 3.78%
	due 09/01/2007 (a)	400,000
3,165,000	Manitowoc, Wisconsin Electric Rev (ROCS RR II R 2177) VRDN 3.65%
	due 10/01/2024 (a)	3,165,000
4,900,000	Menomonee Falls, Wisconsin School District TRAN 4.25% due 08/24/2007	4,916,206
10,000,000	Milwaukee, Wisconsin Redevelopment Auth Lease Rev (University Wisconsin -
	Kenilworth Project) VRDN 3.59% due 09/01/2040 (a)	10,000,000
	Milwaukee, Wisconsin Redevelopment Auth Rev VRDN:
19,615,000	(Cathedral Place Package Facilities Project) 3.66% due 05/01/2025 (a)	19,615,000
3,575,000	(Wisconsin Humane Society Inc. Project) 3.78% due 03/01/2019 (a)	3,575,000
14,670,000	Milwaukee, Wisconsin Redevelopment Auth Rev (YMCA - Milwaukee Project)
	DDN 3.78% due 07/01/2034 (a)	14,670,000
1,920,000	Sturtevant, Wisconsin IDR (Andis Co. Project - Series A) VRDN 3.74%
	due 12/01/2016 (a)	1,920,000
2,900,000	Wauwatosa, Wisconsin Housing Auth Rev (Hart Park Square Project) VRDN
	3.74% due 03/01/2034 (a)	2,900,000
12,745,000	West Allis, Wisconsin Rev (State Fair Park Exposition) VRDN 3.66% due
	08/01/2028 (a)	12,745,000
5,990,000	Wisconsin Public Power Inc. System (Supply System Rev - Putters -
	Series 1150) VRDN 3.66% due 07/01/2013 (a)	5,990,000
	Wisconsin State GO ECN CP:
78,595,000	(Series 1999-B) 3.55% due 02/08/2007	78,595,000
18,245,000	(Series 1999-B) 3.65% due 04/03/2007	18,245,000
15,015,000	(Series 2002-A) 3.60% due 03/06/2007	15,015,000
13,860,000	(Series 2004-A) 3.65% due 05/03/2007	13,860,000
26,975,000	(Series 2004-A) 3.55% due 02/07/2007	26,975,000
35,955,000	(Series 2004-A) 3.54% due 02/07/2007	35,955,000
20,000,000	(Series 2006-A) 3.55% due 02/06/2007	20,000,000

Face
Amount	Issue	Value
Wisconsin (concluded)

$25,000,000	(Series 2006-A) 3.55% due 03/07/2007	$25,000,000
40,000,000	(Series 2006-A) 3.65% due 03/05/2007	40,000,000
15,860,000	(Series 2006-B) 3.65% due 02/21/2007	15,860,000
	Wisconsin State Health & Educational Facilities Auth Rev DDN:
46,700,000	(Aurora Health Care - Series C) 3.73% due 04/01/2028 (a)	46,700,000
11,000,000	(Gundersen Lutheran - Series B) 3.73% due 12/01/2029 (a)	11,000,000
18,170,000	(Lutheran College Project) 3.78% due 06/01/2033 (a)	18,170,000
1,930,000	(Riverview Hospital Assn) 3.78% due 10/01/2030 (a)	1,930,000
	Wisconsin State Health & Educational Facilities Auth Rev VRDN:
6,300,000	(Attic Angel Obligated) 3.64% due 11/01/2028 (a)	6,300,000
1,750,000	(Hospicecare Holdings Inc.) 3.63% due 05/01/2030 (a)	1,750,000
7,000,000	(Lutheran College Project) 3.78% due 09/01/2031 (a)	7,000,000
11,500,000	(Marshfield - Series B) 3.64% due 01/15/2036 (a)	11,500,000
18,450,000	(Meriter Hospital Inc. Project) 3.78% due 12/01/2032 (a)	18,450,000
12,000,000	(Oakwood Village) 3.63% due 03/01/2035 (a)	12,000,000
5,810,000	(St. John's Community) 3.64% due 10/01/2022 (a)	5,810,000
	Wisconsin State Petroleum Inspection Fee Rev Bonds CP:
16,000,000	3.56% due 02/01/2007	16,000,000
50,000,000	3.60% due 02/06/2007	50,000,000
16,300,000	3.55% due 02/07/2007	16,300,000
30,000,000	3.62% due 03/06/2007	30,000,000
30,000,000	3.65% due 05/03/2007	30,000,000
	Wisconsin State VRDN:
8,945,000	(Putters - Series 531) 3.67% due 11/01/2012 (a)	8,945,000
6,715,000	(Putters - Series 1268) 3.66% due 05/01/2020 (a)	6,715,000
6,680,000	(Putters - Series 1268) 3.97% due 05/01/2020 (a)	6,680,000
Wyoming -- 0.1%

2,920,000	Floaters Trust (Wyoming Community Development - Series 2006-39)
	VRDN 3.63% due 12/01/2017 (a)	2,920,000
	Laramine County, Wyoming IDR (Cheyenne Light Fuel & Power Co.) VRDN:
5,000,000	(Series 97-A) 3.65% due 03/01/2027 (a)	5,000,000
3,500,000	(Series 97-B) 3.65% due 09/01/2021 (a)	3,500,000
Total Investments (Cost $15,842,011,539) -- 99.4%		15,842,011,539
Other Assets Less Liabilities -- 0.6%		93,518,934
Net Assets		$15,935,530,473

(a)

The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at January 31, 2007. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

MERRILL LYNCH FUNDS FOR INSTITUIONS SERIES	January 31, 2007 (unaudited)

Master Institutional Tax-Exempt Fund

Schedule of Investments (concluded)

Portfolio Abbreviations for Master Institutional Tax-Exempt Fund

Assn	Association	IFA	Industrial Finance Agency
Auth	Authority	IFC	Industrial Facilities Corporation
BAN	Bond Anticipation Notes	M/F	Multi-Family
Bldg	Building	Merlots	Municipal Extendible Receipts
CP	Commercial Paper		Liquidity Option Tender Securities
DDN	Daily Demand Notes	Muni	Municipal
ECN	Economic Commercial Notes	PCR	Pollution Control Revenue
EDA	Economic Development Authority	Putters	Puttable Tax-Exempt Receipts
EDC	Economic Development Corporation	RAN	Revenue Anticipation Notes
EDR	Economic Development Revenue	Rcpts	Receipts
EDF	Economic Development Financing	Rev	Revenue
EFR	Environmental Facilities Revenue	ROCS	Reset Option Certificates
FXRDN	Fixed Rate Demand Notes	S/F	Single Family
GO	General Obligation	TRAN	Tax Revenue Anticipation Notes
IBR	Industrial Building Revenue	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue

MERRILL LYNCH TAX-EXEMPT FUND	January 31, 2007